UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

1676 N. California Blvd, Suite 500, Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

1676 N. California Blvd, Suite 500

Walnut Creek, CA 94596

(Name and address of agent for service)

Copies to:

David Hearth, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

(925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 93.7%
Consumer Discretionary: 16.9%
11,140	Amazon.com, Inc.*	$9,876,056
123,000	Chico’s FAS, Inc.	1,746,600
67,400	Comcast Corp. - Class A	2,533,566
51,000	Dollar General Corp.	3,556,230
312,308	Fiat Chrysler Automobiles N.V.*	3,413,526
131,200	General Motors Co.	4,639,232
153,162	Global Eagle Entertainment, Inc.*	488,587
180,000	Interpublic Group of Cos., Inc. (The)	4,422,600
38,900	Lear Corp.	5,507,462
124,000	Liberty Interactive Corp. QVC Group - Class A*	2,482,480
114,800	MGM Resorts International	3,145,520
17,550	Netflix, Inc.*	2,594,066
2,385	Priceline Group, Inc. (The)*	4,245,228
104,000	Twenty-First Century Fox, Inc. - Class A	3,368,560
87,750	Urban Outfitters, Inc.*	2,084,940

		54,104,653

Consumer Staples: 2.5%
20,568	Diageo Plc - ADR	2,377,249
33,000	Henkel AG & Co. KGaA	3,676,504
8,435	Procter & Gamble Co. (The)	757,885
22,715	Unilever N.V.	1,128,481

		7,940,119

Energy: 6.1%
46,230	Apache Corp.	2,375,760
490,000	Chesapeake Energy Corp.*	2,910,600
334,330	Encana Corp.	3,915,004
195,084	Frank’s International N.V.	2,062,038
40,000	Newfield Exploration Co.*	1,476,400
72,200	Noble Energy, Inc.	2,479,348
53,696	Schlumberger Ltd.	4,193,657

		19,412,807

Financials: 21.3%
165,000	Ally Financial, Inc.	3,354,450
52,195	American Express Co.	4,129,146
47,500	American International Group, Inc.	2,965,425
124,000	Bank of America Corp.	2,925,160
164,325	Bank of New York Mellon Corp. (The)	7,761,070
33	Berkshire Hathaway, Inc. - Class A*	8,245,050
26,000	Berkshire Hathaway, Inc. - Class B*	4,333,680
73,000	Blackstone Group L.P. (The)	2,168,100
11,473	BOK Financial Corp.	897,992
35,000	Capital One Financial Corp.	3,033,100
16,600	Chubb Ltd.	2,261,750
58,500	Citigroup, Inc.	3,499,470
6,700	Fairfax Financial Holdings Ltd.	3,057,264
46,870	JPMorgan Chase & Co.	4,117,061
4,064	Markel Corp.*	3,965,895
16,080	Northern Trust Corp.	1,392,206
53,000	PacWest Bancorp	2,822,780

Shares		Value
Financials (continued)
129,030	Wells Fargo & Co.	$7,181,810

		68,111,409

Health Care: 6.9%
27,978	Abbott Laboratories	1,242,503
33,034	Alexion Pharmaceuticals, Inc.*	4,005,042
16,250	athenahealth, Inc.*	1,831,213
53,500	Cerner Corp.*	3,148,475
13,775	Illumina, Inc.*	2,350,566
5,296	Myriad Genetics, Inc.*	101,683
28,864	Patterson Cos., Inc.	1,305,519
8,875	Regeneron Pharmaceuticals, Inc.*	3,439,151
39,721	Smith & Nephew Plc - ADR	1,228,571
20,030	UnitedHealth Group, Inc.	3,285,120

		21,937,843

Industrials: 9.6%
41,500	Adecco Group AG	2,952,873
136,300	Arconic, Inc.	3,590,142
11,741	Emerson Electric Co.	702,816
100,000	General Electric Co.	2,980,000
68,848	Heartland Express, Inc.	1,380,403
21,500	Honeywell International, Inc.	2,684,705
87,000	Oshkosh Corp.	5,967,330
45,000	PACCAR, Inc.	3,024,000
29,800	Ryder System, Inc.	2,248,112
10,253	United Parcel Service, Inc. - Class B	1,100,147
34,530	United Technologies Corp.	3,874,611

		30,505,139

Information Technology: 28.2%
30,500	Accenture Plc - Class A	3,656,340
18,900	Akamai Technologies, Inc.*	1,128,330
36,150	Alibaba Group Holding Ltd. - ADR*	3,898,054
12,305	Alphabet, Inc. - Class A*	10,432,179
7,907	Alphabet, Inc. - Class C*	6,559,331
59,000	Arrow Electronics, Inc.*	4,331,190
14,400	Baidu, Inc. - ADR*	2,484,288
77,800	CSRA, Inc.	2,278,762
94,500	Diebold Nixdorf, Inc.	2,901,150
30,675	Facebook, Inc. - Class A*	4,357,384
75,249	Itron, Inc.*	4,567,614
27,700	MasterCard, Inc. - Class A	3,115,419
184,500	Oracle Corp.	8,230,545
30,750	Red Hat, Inc.*	2,659,875
54,975	salesforce.com, Inc.*	4,534,888
118,500	TE Connectivity Ltd.	8,834,175
124,130	Visa, Inc. - Class A	11,031,433
29,800	Workday, Inc. - Class A*	2,481,744
89,200	Zendesk, Inc.*	2,501,168

		89,983,869

Materials: 1.9%
173,500	Potash Corp. of Saskatchewan, Inc.	2,963,380
9,718	Praxair, Inc.	1,152,555
26,800	Royal Gold, Inc.	1,877,340

		5,993,275

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Utilities: 0.3%
18,452	National Fuel Gas Co.	$1,100,108

TOTAL COMMON STOCKS (Cost $203,813,789)		299,089,222

Principal Amount		Value
SHORT-TERM INVESTMENTS: 6.2%
REPURCHASE AGREEMENTS: 6.2%
$19,949,000	FICC, 0.09%, 3/31/17, due 04/03/2017 [collateral: par value $20,260,000, U.S. Treasury Note, 2.250%, due 01/31/2024, value $20,358,503] (proceeds $19,949,000)	$19,949,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,949,000)		19,949,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $223,762,789): 99.9%		319,038,222

Other Assets in Excess of Liabilities: 0.1%		307,594

NET ASSETS: 100.0%		$319,345,816

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
LP	Limited Partnership.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$223,762,789

Gross unrealized appreciation	99,678,786
Gross unrealized depreciation	(4,403,353)

Net unrealized appreciation	$95,275,433

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Australia: 0.9%
2,129,375	Incitec Pivot Ltd.	$6,115,328

Belgium: 3.4%
179,580	Anheuser-Busch InBev S.A.	19,766,744
232,449	Fagron*	2,985,050

		22,751,794

Bermuda: 2.1%
1,003,160	Frontline Ltd.	6,761,298
392,700	Teekay LNG Partners L.P.	6,891,885

		13,653,183

China: 2.8%
63,870	Baidu, Inc. - ADR*	11,018,853
242,728	JD.com, Inc. - ADR*	7,551,268

		18,570,121

Denmark: 3.0%
157,265	Carlsberg A/S - Class B	14,566,915
147,283	Novo Nordisk A/S - Class B	5,073,501

		19,640,416

Finland: 1.7%
241,632	Sampo Oyj - Class A	11,491,737

France: 14.7%
218,524	AXA S.A.	5,669,728
144,800	BNP Paribas S.A.	9,669,938
2,020,777	Bollore S.A.	7,855,342
47,972	Essilor International S.A.	5,844,849
67,822	Orpea	6,527,973
380,809	SFR Group S.A.*	12,012,787
177,360	Valeo S.A.	11,844,338
117,010	Vinci S.A.	9,299,799
1,487,618	Vivendi S.A.	29,001,519

		97,726,273

Germany: 6.1%
51,900	Allianz SE	9,640,597
122,722	AURELIUS Equity Opportunities SE & Co. KGaA	5,344,232
86,609	Bayer AG	10,010,357
110,400	Daimler AG	8,172,162
76,687	SAP SE	7,545,308

		40,712,656

Greece: 0.9%
618,674	OPAP S.A.	5,784,091

Hong Kong: 3.7%
1,371,000	CK Hutchison Holdings Ltd.	16,864,944
3,835,900	Wynn Macau Ltd.	7,808,423

		24,673,367

Israel: 2.3%
4,329,806	Israel Discount Bank Ltd. - Class A*	10,149,054
160,000	Teva Pharmaceutical Industries Ltd. - ADR	5,134,400

		15,283,454

Italy: 1.4%
10,300,000	Telecom Italia SpA*	9,288,094

Shares		Value
Japan: 6.7%
114,500	CyberAgent, Inc.	$3,385,932
362,092	Don Quijote Holdings Co. Ltd.	12,543,640
244,200	Honda Motor Co. Ltd.	7,344,081
294,000	Japan Tobacco, Inc.	9,546,260
89,600	SoftBank Group Corp.	6,322,057
159,000	Universal Entertainment Corp.	5,080,009

		44,221,979

Mexico: 0.9%
226,246	Grupo Televisa SAB - ADR	5,868,821

Netherlands: 10.3%
595,054	Altice NV - Class A*	13,497,596
123,512	ASML Holding N.V.	16,435,818
1,020,300	CNH Industrial N.V.	9,866,386
181,184	EXOR N.V.	9,396,026
299,700	NN Group N.V.	9,773,154
502,678	OCI N.V.*	9,686,925

		68,655,905

Norway: 0.2%
803,046	B2Holding ASA*	1,320,199

Philippines: 0.5%
13,687,000	Alliance Global Group, Inc.	3,458,917

Spain: 4.7%
97,455	Aena S.A.(a)	15,459,914
22,000,000	Codere S.A.*(b)	8,354,353
118,977	Ferrovial S.A.	2,387,578
370,500	Indra Sistemas S.A.*	4,743,994

		30,945,839

Switzerland: 5.8%
138,433	Cie Financiere Richemont S.A.	10,964,442
644,044	Credit Suisse Group AG*	9,596,735
3,440,200	IWG Plc	13,756,764
31,400	Kuehne & Nagel International AG	4,443,322

		38,761,263

Taiwan: 1.1%
1,405,000	Merida Industry Co. Ltd.	7,431,902

United Kingdom: 19.2%
1,540,937	Barratt Developments Plc	10,556,427
76,065	Delphi Automotive Plc	6,122,472
395,158	Diageo Plc	11,311,331
523,524	GlaxoSmithKline Plc	10,890,699
1,482,041	Informa Plc	12,112,944
1,125,998	Inmarsat Plc	12,004,770
170,897	Liberty Global Plc - Series C*	5,988,231
27,145,030	Lloyds Banking Group Plc	22,567,151
373,402	Shire Plc	21,817,131
937,781	Standard Chartered Plc*	8,969,492
41,600	Willis Towers Watson Plc	5,445,024

		127,785,672

United States: 4.5%
270,205	Las Vegas Sands Corp.	15,420,599
110,550	Schlumberger Ltd.	8,633,955
624,645	Scorpio Bulkers, Inc.*	5,746,734

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
United States (continued)

		29,801,288

TOTAL COMMON STOCKS (Cost $574,860,585)		643,942,299

Principal Amount		Value
SHORT-TERM INVESTMENTS: 1.7%
REPURCHASE AGREEMENTS: 1.7%
$ 11,144,000	FICC, 0.09%, 3/31/17, due 04/03/2017 [collateral: par value $11,325,000, U.S. Treasury Note, 2.250%, due 01/31/2024, value $11,380,061] (proceeds $11,144,000)	$11,144,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,144,000)		11,144,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $586,004,585): 98.6%		655,086,299

Other Assets in Excess of Liabilities: 1.4%		9,150,737

NET ASSETS: 100.0%		$664,237,036

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
LP	Limited Partnership.
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	Illiquid securities at March 31, 2017, at which time the aggregate value of these illiquid securities is $8,354,353 or 1.3% of net assets.

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$586,004,585

Gross unrealized appreciation	90,719,262
Gross unrealized depreciation	(21,637,548)

Net unrealized appreciation	$69,081,714

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—At March 31, 2017, the Fund had the following forward foreign currency exchange contracts:

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2017	Fund Delivering	U.S. $ Value at March 31, 2017	Asset Derivatives Unrealized Appreciation	Liability Derivatives Unrealized Depreciation
State Street Bank and Trust	4/24/2017	GBP	$3,238,180	USD	$3,223,862	$14,318	$—
	4/24/2017	GBP	4,145,672	USD	4,131,408	14,264	—
	4/24/2017	GBP	1,387,576	USD	1,392,215	—	(4,639)
	4/24/2017	USD	22,667,941	GBP	23,063,064	—	(395,123)
	4/27/2017	EUR	6,726,113	USD	6,792,687	—	(66,574)
	4/27/2017	EUR	9,053,387	USD	9,159,821	—	(106,434)
	4/27/2017	USD	54,607,869	EUR	54,281,125	326,744	—
	6/21/2017	AUD	658,233	USD	646,767	11,466	—
	6/21/2017	USD	1,393,444	AUD	1,453,757	—	(60,313)
	9/20/2017	USD	2,137,800	CHF	2,157,927	—	(20,127)

			$106,016,215		$106,302,633	$366,792	$(653,210)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 87.7%
Consumer Discretionary: 22.9%
23,240	Aaron’s, Inc.	$691,158
10,000	Best Buy Co., Inc.	491,500
35,173	Carrols Restaurant Group, Inc.*	497,698
115,768	Cherokee, Inc.*	995,605
10,890	Dana, Inc.	210,286
10,260	DeVry Education Group, Inc.	363,717
58,811	Etsy, Inc.*	625,161
16,848	GameStop Corp. - Class A	379,922
47,840	Houghton Mifflin Harcourt Co.*	485,576
29,892	Liberty Global Plc LiLAC - Class A*	664,798
60,824	MDC Partners, Inc. - Class A	571,746
9,580	Norwegian Cruise Line Holdings Ltd.*	485,993
29,600	Select Comfort Corp.*	733,784
25,000	TEGNA, Inc.	640,500

		7,837,444

Energy: 11.0%
11,396	Cimarex Energy Co.	1,361,708
6,030	Helmerich & Payne, Inc.	401,417
16,580	Noble Energy, Inc.	569,357
20,090	Patterson-UTI Energy, Inc.	487,585
20,191	Range Resources Corp.	587,558
22,600	Rowan Cos. Plc - Class A*	352,108

		3,759,733

Financials: 10.7%
30,897	AllianceBernstein Holding L.P.	705,996
17,388	Bank of NT Butterfield & Son Ltd. (The)	554,851
37,908	CNO Financial Group, Inc.	777,114
62,500	Leucadia National Corp.	1,625,000

		3,662,961

Health Care: 4.1%
14,298	Haemonetics Corp.*	580,070
20,558	Integer Holdings Corp.*	826,431

		1,406,501

Industrials: 12.3%
4,720	AGCO Corp.	284,050
21,365	Avis Budget Group, Inc.*	631,977
27,797	Axon Enterprise, Inc.*	633,494
77,610	Babcock & Wilcox Enterprises, Inc.*	724,877
17,514	Delta Air Lines, Inc.	804,943
81,000	Heritage-Crystal Clean, Inc.*	1,109,700

		4,189,041

Information Technology: 20.5%
45,710	ARRIS International Plc*	1,209,030
140,400	Avid Technology, Inc.*	654,264
20,040	Avnet, Inc.	917,030
5,202	InterDigital, Inc.	448,933
9,627	Microsemi Corp.*	496,079
22,774	SecureWorks Corp. - Class A*	216,353
25,000	ViaSat, Inc.*	1,595,500

Shares		Value
Information Technology (continued)
199,219	Westell Technologies, Inc. - Class A*	$139,453
16,040	Western Digital Corp.	1,323,781

		7,000,423

Materials: 1.4%
31,930	Goldcorp, Inc.	465,859

Telecommunication Services: 4.8%
29,500	Millicom International Cellular S.A.	1,649,345

TOTAL COMMON STOCKS (Cost $25,908,146)		29,971,307

Principal Amount		Value
SHORT-TERM INVESTMENTS: 12.1%
REPURCHASE AGREEMENTS: 12.1%
$ 4,134,000	FICC 0.09%, 3/31/17, due 04/03/2017 [collateral: par value $4,205,000, U.S. Treasury Note, 2.250%, due 01/31/2024, value $4,225,444] (proceeds $4,134,000)	$4,134,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,134,000)		4,134,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $30,042,146): 99.8%		34,105,307

Other Assets in Excess of Liabilities: 0.2%		51,281

NET ASSETS: 100.0%		$34,156,588

Percentages are stated as a percent of net assets.

LP	Limited Partnership.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$30,042,146

Gross unrealized appreciation	6,311,718
Gross unrealized depreciation	(2,248,557)

Net unrealized appreciation	$4,063,161

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 33.9%
Consumer Discretionary: 2.5%
1,396	Bob Evans Farms, Inc.	$90,559
6,995	Choice Hotels International, Inc.	437,887
33,286	Comcast Corp. - Class A	1,251,221
1,509	Delphi Automotive Plc	121,460
5,102	Dunkin’ Brands Group, Inc.	278,977
155,218	Federal-Mogul Holdings Corp.*(a)	1,552,180
5,356	General Motors Co.	189,388
50,221	Hilton Worldwide Holdings, Inc.	2,935,920
96,461	Kate Spade & Co.*	2,240,789
4,623	Marriott International, Inc. - Class A	435,394
5,031	McDonald’s Corp.	652,068
46,729	Naspers Ltd. - Class N	8,057,174
41,557	Nexeo Solutions, Inc. Founders Shares*(a)	156,719
3,243	Papa John’s International, Inc.	259,570
138,320	Regis Corp.*	1,621,110
88,995	Sky Plc	1,088,823
164,515	Sony Corp.	5,560,363
83,025	Starz - Class A*(a)	2,867,634
48,616	Time Warner, Inc.	4,750,269
132,538	Time, Inc.(b)	2,564,610
1,878	Walt Disney Co. (The)	212,947
19,760	Wendy’s Co. (The)	268,934
17	WLRS Fund I LLC(a)	111,411
171,160	WPP Plc	3,759,052
39,406	Yum! Brands, Inc.(b)	2,518,043

		43,982,502

Consumer Staples: 2.6%
5,760	Altria Group, Inc.	411,379
11,519	Coca-Cola Co. (The)	488,866
1,277	Constellation Brands, Inc. - Class A	206,964
1,021	Costco Wholesale Corp.	171,212
113,760	Lenta Ltd.*(c)	773,568
72,686	Mead Johnson Nutrition Co.(b)	6,474,869
62,427	Molson Coors Brewing Co. - Class B(b)	5,974,888
3,871	Mondelez International, Inc. - Class A	166,763
57,849	Monster Beverage Corp.*(b)	2,670,888
4,589	PepsiCo, Inc.	513,326
4,238	Philip Morris International, Inc.	478,470
3,331	Procter & Gamble Co. (The)	299,290
155,599	Reynolds American, Inc.(b)	9,805,849
404,307	Safeway Casa Ley CVR*(a)	174,095
404,307	Safeway PDC LLC CVR*(a)	0
138,126	SUPERVALU, Inc.*	533,166
31,080	Unilever N.V.	1,548,278
275,819	WhiteWave Foods Co. (The)*(b)	15,487,237

		46,179,108

Energy: 2.2%
7,899	Canadian Natural Resources Ltd.	259,008
4,180	Chevron Corp.	448,806
51,862	Clayton Williams Energy, Inc.*(b)	6,849,933

Shares		Value
Energy (continued)
116,936	Devon Energy Corp.(b)	$4,878,570
19,542	Encana Corp.	228,837
12,505	Energy XXI Gulf Coast, Inc.*	374,775
1,269	EQT Corp.	77,536
3,672	Exxon Mobil Corp.	301,141
148,200	Gazprom PJSC - ADR	666,159
4,745	Golar LNG Ltd.	132,528
223,207	Halcon Resources Corp.*	1,718,694
10,346	Halliburton Co.	509,127
15,600	Lukoil PJSC - ADR	827,736
17,559	Noble Energy, Inc.	602,976
5,580	Occidental Petroleum Corp.	353,549
22,072	OGX Petroleo e Gas S.A. - ADR*	6,953
22,163	Pacific Exploration and Production Corp.*	706,993
384,490	Parsley Energy, Inc. - Class A*(b)	12,499,770
1,617	PDC Energy, Inc.*	100,820
63,200	Rosneft Oil Co, PJSC - GDR	359,608
21,083	SandRidge Energy, Inc.*	389,825
433,800	Surgutneftegas OAO - (Preference Shares)	247,413
1,197	Valero Energy Corp.	79,349
500,533	Whiting Petroleum Corp.*	4,735,042
7,634	Williams Cos., Inc. (The)	225,890

		37,581,038

Financials: 7.1%
25,008	Affiliated Managers Group, Inc.	4,099,812
469,033	Allied World Assurance Co. Holdings AG	24,905,652
168,390	Ally Financial, Inc.	3,423,369
50,150	American Express Co.	3,967,366
149,540	American International Group, Inc.(b)	9,335,782
76,380	Aon Plc(b)	9,065,542
360,020	Bank of America Corp.	8,492,872
4,914	BB&T Corp.	219,656
1,565	Chubb Ltd.	213,231
206,521	CIT Group, Inc.	8,865,947
157,810	Citigroup, Inc.	9,440,194
19,205	Columbia Banking System, Inc.	748,803
283,149	Credit Suisse Group AG - ADR*(b)	4,201,931
45,530	Groupe Bruxelles Lambert S.A.	4,144,661
9,212	JPMorgan Chase & Co.	809,182
56,388	Legg Mason, Inc.	2,036,171
306,861	Leucadia National Corp.	7,978,386
67,240	LPL Financial Holdings, Inc.	2,678,169
4,223	MetLife, Inc.	223,059
2,745	PNC Financial Services Group, Inc. (The)	330,059
189,505	PrivateBancorp, Inc.	11,250,912
4,839	US Bancorp	249,208
129,817	Wells Fargo & Co.(b)	7,225,614

		123,905,578

Health Care: 3.4%
7,866	Actelion Ltd.*	2,223,829
40,288	Actelion Ltd.*	11,369,842
198,994	Air Methods Corp.*(b)	8,556,742
2,810	Biogen, Inc.*	768,310
2,561	Bristol-Myers Squibb Co.	139,267

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
10,263	Celgene Corp.*	$1,277,025
210,004	Chelsea Therapeutics International Ltd.*(a)	0
2,518	Eli Lilly & Co.	211,789
9,902	Incyte Corp.*	1,323,600
4,143	Johnson & Johnson	516,011
4,678	Medtronic Plc	376,860
83,240	Mylan N.V.*	3,245,528
17,785	Pfizer, Inc.	608,425
36,005	STADA Arzneimittel AG	2,210,349
21,210	Thermo Fisher Scientific, Inc.(b)	3,257,856
86,792	UnitedHealth Group, Inc.(b)	14,234,777
17,247	VCA, Inc.*	1,578,101
123,454	Zeltiq Aesthetics, Inc.*(b)	6,865,277

		58,763,588

Industrials: 3.5%
248,046	Arconic, Inc.	6,533,532
54,927	B/E Aerospace, Inc.	3,521,370
30,776	CEB, Inc.(b)	2,418,994
4,938	CSX Corp.	229,864
1,359	Cummins, Inc.	205,481
40,051	DigitalGlobe, Inc.*	1,311,670
3,574	Dover Corp.	287,171
40,069	Esterline Technologies Corp.*	3,447,937
132,652	General Electric Co.	3,953,029
2,162	Honeywell International, Inc.	269,969
41,460	Jardine Strategic Holdings Ltd.	1,741,320
147,624	Johnson Controls International Plc(b)	6,217,923
307,468	Joy Global, Inc.(b)	8,685,971
16,549	MacDonald Dettwiler & Associates Ltd.	872,602
628,240	Meggitt Plc	3,506,874
302,344	Nexeo Solutions, Inc.*	2,678,768
16,691	Norfolk Southern Corp.	1,868,891
1,588	Roper Technologies, Inc.	327,906
93,380	Rush Enterprises, Inc. - Class A*	3,089,010
17,500	Sound Holding FP Luxemburg*(a)	347,335
2,726	Southwest Airlines Co.	146,550
89,537	United Technologies Corp.	10,046,947

		61,709,114

Information Technology: 8.7%
350,646	Advanced Micro Devices, Inc.*(b)	5,101,899
73,310	Alibaba Group Holding Ltd. - ADR*	7,905,017
1,891	Alphabet, Inc. - Class A*	1,603,190
8,010	Alphabet, Inc. - Class C*	6,644,776
52,170	Analog Devices, Inc.	4,275,331
9,892	Apple, Inc.	1,421,085
4,109	Automatic Data Processing, Inc.	420,721
24,170	Baidu, Inc. - ADR*	4,169,808
16,026	Broadcom Ltd.	3,509,053
6,808	CA, Inc.	215,950
193,290	Cisco Systems, Inc.(b)	6,533,202
29,007	Citrix Systems, Inc.*	2,418,894
55,742	Cornerstone OnDemand, Inc.*	2,167,806

Shares		Value
Information Technology (continued)
8,995	Cypress Semiconductor Corp.	$123,771
411,902	DH Corp.	7,803,352
258,330	Flextronics International Ltd.*(b)	4,339,944
238,185	Hewlett Packard Enterprise Co.(b)	5,644,984
7,011	Intel Corp.	252,887
1,475	International Business Machines Corp.	256,856
325,601	Ixia*(b)	6,398,060
1	LogMeIn, Inc.	69
422,000	Marvell Technology Group Ltd.	6,439,720
121,958	Microsoft Corp.(b)	8,032,154
107,294	Mobileye N.V.*	6,587,852
129,933	NXP Semiconductors N.V.*(b)	13,448,065
310,737	Oracle Corp.(b)	13,861,978
103,891	Pandora Media, Inc.*(b)	1,226,953
48,452	QUALCOMM, Inc.	2,778,238
99,252	salesforce.com, Inc.*(b)	8,187,297
84,680	TE Connectivity Ltd.	6,312,894
296,761	Yahoo!, Inc.*(b)	13,772,678

		151,854,484

Materials: 2.5%
17,214	Air Products & Chemicals, Inc.	2,328,882
19,338	Akzo Nobel N.V.	1,607,911
73,772	Alcoa Corp.	2,537,757
258,244	Chemtura Corp.*(b)	8,625,350
1,798	EI du Pont de Nemours & Co.	144,433
3,864	Huntsman Corp.	94,823
14,246	Linde AG	2,378,798
60,700	MMC Norilsk Nickel PJSC - ADR	952,383
1,970	Monsanto Co.	223,004
138,940	Owens-Illinois, Inc.*	2,831,597
53,774	Syngenta AG - ADR(b)	4,758,999
2,345	Trinseo S.A.	157,350
114,239	Valspar Corp. (The)(b)	12,673,675
28,028	Vulcan Materials Co.(b)	3,376,813
2,942	WestRock Co.	153,072

		42,844,847

Real Estate: 0.7%
40,910	Brookfield Canada Office Properties	959,572
680,774	Milestone Apartments Real Estate Investment Trust	11,026,873

		11,986,445

Telecommunication Services: 0.5%
35,989	CenturyLink, Inc.	848,261
121,830	Level 3 Communications, Inc.*(b)	6,971,112
8,244	Verizon Communications, Inc.	401,895

		8,221,268

Utilities: 0.2%
5,863	Exelon Corp.	210,951
1,842	NextEra Energy, Inc.	236,458
4,370	PG&E Corp.	289,993
1,334	Sempra Energy	147,407

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Utilities (continued)
44,161	Westar Energy, Inc.(b)	$2,396,617

		3,281,426

TOTAL COMMON STOCKS (Cost $540,041,504)		590,309,398

PREFERRED STOCKS: 0.2%
Consumer Staples: 0.1%
	Bunge Ltd.
8,267	4.875%(d)	886,636

Health Care: 0.0%
	Teva Pharmaceutical Industries Ltd.
311	7.000%	179,447

Industrials: 0.1%
	Element Communication Aviation
170	12.000%(a)	1,680,198

TOTAL PREFERRED STOCKS (Cost $2,749,463)		2,746,281

EXCHANGE-TRADED FUNDS: 0.1%
12,589	Consumer Staples Select Sector SPDR Fund	687,107
7,334	Powershares QQQ Trust Series 1	970,875

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,522,591)		1,657,982

RIGHTS/WARRANTS: 1.4%
	Foresight Energy L.P.
4,680	(Expiration date 02/10/17)*	0
	Halcon Resources Corp.
13,685	(Expiration date 09/09/20)*	24,154
	HSBC Bank Plc
3,225,115	(Expiration date 01/22/18)*	12,916,799
	Saudi Basic Industries Corp.
439,022	(Expiration date 02/12/20)*	11,334,207

TOTAL RIGHTS/WARRANTS (Cost $22,937,166)		24,275,160

Principal Amount^		Value
ASSET-BACKED SECURITIES: 5.7%
	Aergen SICB LLC
1,752,500	1.000%, 03/01/2049(a)(e)	$1,765,096
	AIM Aviation Finance Ltd.
1,192,518	Series 2015-1A-B1 5.072%, 02/15/2040(c)(f)	1,168,668
715,566	Series 2015-1A-C1 4.750%, 02/15/2040(c)	675,315
	Ajax Mortgage Loan Trust
526,989	Series 2016-B-A 4.000%, 09/25/2065(c)(f)	527,270
389,668	Series 2016-C-A 4.000%, 10/25/2057(c)(f)	388,830
	Ally Auto Receivables Trust
605,000	Series 2016-3-A3 1.440%, 08/17/2020	604,163

Principal Amount^		Value
	American Express Credit Account Master Trust
$ 1,430,000	Series 2014-1-A 1.282%, 12/15/2021(g)	$1,437,720
	American Express Credit Account Secured Note Trust
1,110,000	Series 2012-4-A 1.152%, 05/15/2020(g)	1,111,116
	American Express Issuance Trust
755,000	Series 2013-2-A 1.342%, 08/15/2019(g)	758,156
	American Homes 4 Rent
300,000	Series 2014-SFR1-E 3.443%, 06/17/2031(c)(g)	300,289
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	954,313
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	662,190
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	891,086
	AmeriCredit Automobile Receivables
162,000	Series 2015-4-D 3.720%, 12/08/2021	166,200
	BA Credit Card Trust
1,605,000	Series 2015-A1-A 1.242%, 06/15/2020(g)	1,608,340
280,000	Series 2016-A1-A 1.302%, 10/15/2021(g)	281,926
1,525,000	Series 2017-A1-A1 1.950%, 08/15/2022	1,527,821
	Babson CLO Ltd. 2014-III
1,000,000	Series 2014-3A-D2 5.168%, 01/15/2026(c)(g)	1,003,099
1,000,000	Series 2014-3A-E1 6.123%, 01/15/2026(c)(g)	990,931
1,000,000	Series 2014-3A-E2 7.523%, 01/15/2026(c)(g)	1,001,073
	Bayview Opportunity Master Fund IIa Trust
187,660	Series 2016-RPL3-A1 3.475%, 07/28/2031(c)(f)	187,493
	Bayview Opportunity Master Fund IIIa Trust
413,909	Series 2016-LT1-A1 3.475%, 10/28/2031(c)(f)	412,885
224,966	Series 2016-RN3-A1 3.598%, 09/29/2031(c)(f)	225,352
	Bayview Opportunity Master Fund IIIIb Trust
102,071	Series 2015-NPLA-A 3.721%, 07/28/2035(c)(f)	102,448
	Bayview Opportunity Master Fund IVb Trust
534,300	Series 2017-NPL1-A1 3.598%, 01/28/2032(c)(f)	534,202
	Blackbird Capital Aircraft Lease Securitization Ltd.
346,354	Series 2016-1A-A 4.213%, 12/16/2041(c)(f)	349,291
321,615	Series 2016-1A-B 5.682%, 12/16/2041(c)(f)	325,270
	CAM Mortgage Trust
147,744	Series 2016-1-A 4.000%, 01/15/2056(c)(f)	147,450

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
$ 545,000	Series 2016-1-M 5.000%, 01/15/2056(c)(e)	$525,402
	Capital One Multi-Asset Execution Trust
900,000	Series 2017-A1-A1 2.000%, 01/17/2023	903,421
	Chase Issuance Trust
925,000	Series 2007-A12-A12 0.962%, 08/15/2019(g)	925,035
825,000	Series 2014-A5-A5 1.282%, 04/15/2021(g)	828,967
810,000	Series 2016-A5-A5 1.270%, 07/15/2021	801,676
1,945,000	Series 2017-A1-A 1.212%, 01/18/2022(g)	1,952,295
	Citibank Credit Card Issuance Trust
1,544,000	Series 2013-A2-A2 1.264%, 05/26/2020(g)	1,547,367
1,945,000	Series 2017-A1-A1 1.193%, 01/19/2021(g)	1,948,182
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(c)	477,800
230,000	Series 2016-1-C 4.638%, 06/15/2048(c)(f)	231,049
	Colony American Homes
675,000	Series 2014-2A-E 4.180%, 07/17/2031(c)(g)	676,387
	CPS Auto Receivables Trust
845,000	Series 2016-B-E 8.140%, 05/15/2023(c)	875,219
	Cronos Containers Program I Ltd.
451,852	Series 2014-2A-A 3.270%, 11/18/2029(c)	441,526
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(f)	372,143
	Discover Card Execution Note Trust
660,000	Series 2013-A1-A1 1.212%, 08/17/2020(g)	661,244
270,000	Series 2015-A1-A1 1.262%, 08/17/2020(g)	270,631
	DT Auto Owner Trust
175,000	Series 2014-3A-D 4.470%, 11/15/2021(c)	178,634
370,000	Series 2015-2A-D 4.250%, 02/15/2022(c)	377,444
930,000	Series 2016-1A-D 4.660%, 12/15/2022(c)	954,800
830,000	Series 2016-2A-D 5.430%, 11/15/2022(c)	869,788
	Earnest Student Loan Program LLC
13,000	Series 2016-D-R 0.000%, 01/25/2041(c)	1,092,000
	Flagship Credit Auto Trust
500,000	Series 2015-2-D 5.980%, 08/15/2022(c)	513,260
970,000	Series 2015-3-D 7.120%, 11/15/2022(c)	1,020,020
300,000	Series 2016-3-E 6.250%, 10/15/2023(c)	306,988

Principal Amount^		Value
	Ford Credit Auto Owner Trust
$ 447,743	Series 2015-B-A3 1.160%, 11/15/2019	$447,393
1,375,000	Series 2017-A-A2B 1.032%, 12/15/2019(g)	1,375,674
	Global Container Assets 2014 Holdings Ltd.
689,358	Series 2014-1-C 6.000%, 01/05/2030(a)(c)	435,674
274,020	Series 2014-1-D 7.500%, 01/05/2030(a)(c)	78,973
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(a)(c)	2,607
	Global Container Assets Ltd.
246,672	Series 2015-1A-B 4.500%, 02/05/2030(a)(c)	237,056
	GSAA Home Equity Trust
786,094	Series 2006-10-AF5 6.448%, 06/25/2036(f)	396,514
	Honda Auto Receivables Owner Trust
672,201	Series 2015-3-A3 1.270%, 04/18/2019	671,865
605,000	Series 2016-2-A3 1.390%, 04/15/2020	603,918
445,000	Series 2017-1-A3 1.720%, 07/21/2021	445,317
	InSite Issuer LLC
3,500,000	Series 2016-1A-C 6.414%, 11/15/2046(c)	3,573,792
	Invitation Homes Trust
180,000	Series 2015-SFR1-E 5.143%, 03/17/2032(c)(g)	183,014
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.990%, 11/25/2036(f)	946,634
	Labrador Aviation Finance Ltd.
6,927,083	Series 2016-1A-B1 5.682%, 01/15/2042(c)	7,052,074
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(f)	1,623,748
1,447,393	Series 2006-8-3A3 5.554%, 06/25/2036(f)	1,353,575
	Madison Park Funding XIV Ltd.
500,000	Series 2014-14A-D 4.630%, 07/20/2026(c)(g)	500,037
	Nissan Auto Receivables Owner Trust
988,261	Series 2016-A-A2B 1.262%, 02/15/2019(g)	989,320
265,000	Series 2016-C-A3 1.180%, 01/15/2021	262,664
330,000	Series 2017-A-A2B 1.037%, 01/15/2020(g)	330,000
525,000	Series 2017-A-A3 1.740%, 08/16/2021	524,944
	NYMT Residential
214,789	Series 2016-RP1A-A 4.000%, 03/25/2021(c)(f)	214,101
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 4.686%, 11/14/2026(c)(g)	1,000,135

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
$1,000,000	Series 2014-1A-D 7.636%, 11/14/2026(c)(g)	$1,000,236
	Octagon Investment Partners XXII Ltd.
500,000	Series 2014-1A-D2 5.621%, 11/25/2025(c)(g)	500,263
500,000	Series 2014-1A-E2 7.791%, 11/25/2025(c)(g)	500,299
	OneMain Financial Issuance Trust
120,710	Series 2014-1A-A 2.430%, 06/18/2024(c)	120,742
108,524	Series 2014-2A-A 2.470%, 09/18/2024(c)	108,835
265,000	Series 2014-2A-B 3.020%, 09/18/2024(c)	264,860
1,120,000	Series 2014-2A-D 5.310%, 09/18/2024(c)	1,130,711
450,000	Series 2015-1A-A 3.190%, 03/18/2026(c)	455,322
875,000	Series 2015-2A-D 5.640%, 07/18/2025(c)	879,972
675,000	Series 2015-3A-B 4.160%, 11/20/2028(c)	649,270
1,000,000	Series 2016-1A-C 6.000%, 02/20/2029(c)	1,023,029
	Park Place Securities, Inc.
8,000,000	Series 2005-WHQ1-M5 2.107%, 03/25/2035(g)	7,491,772
	Rise Ltd.
359,958	Series 2014-1-A 4.750%, 01/31/2021(a)(e)	357,259
	Santander Drive Auto Receivables Trust
1,580,000	Series 2016-1-C 3.090%, 04/15/2022	1,600,115
	Shenton Aircraft Investment I Ltd.
701,005	Series 2015-1A-A 4.750%, 10/15/2042(c)	714,978
	Sierra Timeshare Receivables Funding LLC
69,291	Series 2013-1A-A 1.590%, 11/20/2029(c)	69,118
167,819	Series 2013-3A-A 2.200%, 10/20/2030(c)	167,846
	SLM Private Credit Student Loan Trust
255,000	Series 2003-A-A3 3.260%, 06/15/2032(g)	254,681
1,250,000	Series 2003-B-A3 3.320%, 03/15/2033(g)	1,248,438
	SoFi Professional Loan Program LLC
49,295	Series 2014-B-A1 2.028%, 08/25/2032(c)(g)	50,021
668,442	Series 2016-A-B 3.570%, 01/26/2038(c)	671,101
	Soundview Home Loan Trust
8,761,675	Series 2007-OPT3-2A3 1.162%, 08/25/2037(g)	8,165,672
	Sunset Mortgage Loan Co. LLC
314,122	Series 2015-NPL1-A 4.459%, 09/18/2045(c)(f)	315,152

Principal Amount^		Value
	TAL Advantage V LLC
$333,333	Series 2013-2A-A 3.550%, 11/20/2038(c)	$327,961
	Terwin Mortgage Trust
1,430,460	Series 2006-3-2A2 1.192%, 04/25/2037(c)(g)	1,363,024
	Toyota Auto Receivables Owner Trust
215,000	Series 2016-C-A3 1.140%, 08/17/2020	213,491
535,000	Series 2016-D-A2B 1.042%, 05/15/2019(g)	535,282
	US Residential Opportunity Fund III Trust
437,950	Series 2016-1III-A 3.475%, 07/27/2036(c)(f)	436,811
	USAA Auto Owner Trust
385,000	Series 2016-1-A3 1.200%, 06/15/2020	383,340
	VOLT LIV LLC
492,149	Series 2017-NPL1-A1 3.625%, 02/25/2047(c)(f)	491,653
225,000	Series 2017-NPL1-A2 6.000%, 02/25/2047(c)(f)	223,466
	VOLT LV LLC
400,000	Series 2017-NPL2-A1 3.500%, 03/25/2047(c)(f)	401,215
	VOLT XL LLC
435,000	Series 2015-NP14-A2 4.875%, 11/27/2045(c)(f)	429,671
	VOLT XLVIII LLC
1,008,879	Series 2016-NPL8-A1 3.500%, 07/25/2046(c)(f)	1,016,849
	VOLT XXII LLC
99,692	Series 2015-NPL4-A2 4.250%, 02/25/2055(c)(f)	98,039
	VOLT XXVII LLC
694,181	Series 2014-NPL7-A2 4.750%, 08/27/2057(c)(f)	695,144
	VOLT XXXI LLC
300,157	Series 2015-NPL2-A1 3.375%, 02/25/2055(c)(f)	299,958
	VOLT XXXIII LLC
299,055	Series 2015-NPL5-A1 3.500%, 03/25/2055(c)(f)	300,916
	VOLT XXXIV LLC
125,849	Series 2015-NPL7-A1 3.250%, 02/25/2055(c)(f)	125,969
	VOLT XXXIX LLC
433,526	Series 2015-NP13-A1 4.125%, 10/25/2045(c)(f)	435,551
	VOLT XXXV LLC
839,824	Series 2016-NPL9-A1 3.500%, 09/25/2046(c)(f)	841,732
	Westlake Automobile Receivables Trust
205,000	Series 2017-1A-D 3.460%, 10/17/2022(c)	205,749

TOTAL ASSET-BACKED SECURITIES (Cost $98,152,230)		98,673,813

BANK LOANS: 1.9%
	Albertsons, LLC
1,057,350	3.982%, 08/22/2021	1,063,239

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Altice US Finance I Corp.
$ 77,842	3.982%, 01/15/2025	$77,891
78,037	0.000%, 01/25/2025(h)	78,098
	AMC Entertainment, Inc.
90,000	3.733%, 12/15/2023	90,914
	Avolon TLB Borrower 1 (Luxembourg) S.A.R.L.
665,000	3.728%, 03/20/2022	674,699
	Bass Pro Group, LLC
1,000,000	6.147%, 12/16/2023	965,630
	Boyd GamingCorp.
204,433	3.652%, 09/15/2023	205,918
	BWAY Holding Co.
1,065,000	0.000%, 03/22/2024(h)	1,063,504
	California Resources Corp.
1,985,000	11.375%, 12/31/2021	2,203,350
	Camelot UK Holdco Ltd.
427,104	4.750%, 10/03/2023	428,441
	Cavium, Inc.
205,541	3.228%, 08/16/2022	206,826
	CBS Radio, Inc.
298,043	4.500%, 10/17/2023	300,837
	Change Healthcare Holdings, Inc.
652,591	0.000%, 03/01/2024(h)	654,428
	Chesapeake Energy Corp.
1,483,180	8.553%, 08/23/2021	1,582,679
	Consolidated Communications, Inc.
345,000	0.000%, 10/05/2023(h)	347,027
	CSC Holdings, LLC
119,700	3.943%, 10/11/2024	119,663
119,700	0.000%, 07/09/2025(h)	119,775
	Donnelley Financial Solutions, Inc.
312,857	5.000%, 09/30/2023	316,048
	Engility Corp.
309,721	5.750%, 08/12/2023	311,802
	Envision Healthcare Corp.
264,338	4.150%, 12/01/2023	266,981
	Gartner, Inc.
135,000	0.000%, 03/14/2024(h)	136,266
	Gates Global LLC
274,792	4.397%, 07/06/2021	275,634
202,514	0.000%, 03/17/2024(h)	203,211
	GFL Environmental, Inc.
213,925	3.897%, 09/29/2023	215,196
	GTT Communications, Inc.
189,525	5.000%, 01/09/2024	192,408
	Harbor Freight Tools USA, Inc.
375,925	4.232%, 08/19/2023	375,925
	HD Supply, Inc.
452,725	3.897%, 10/17/2023	456,403
	Headwaters, Inc.
577,028	4.000%, 03/24/2022	578,470
	Hyperion Insurance Group Ltd.
274,384	5.500%, 04/29/2022	275,985
	inVentiv Health, Inc.
1,561,088	4.804%, 11/09/2023	1,569,541
	Lonestar Intermediate Super Holdings LLC
1,675,000	0.000%, 08/31/2021(h)	1,746,188
	MEG Energy Corp.
115,466	4.540%, 12/31/2023	115,674
	Men’s Wearhouse, Inc. (The)
338,693	4.500%, 06/18/2021	324,016
	NeuStar, Inc.
465,000	0.000%, 02/28/2024(h)	471,540

Principal Amount^		Value
	PetSmart, Inc.
$ 800,924	4.000%, 03/11/2022	$766,885
	Pinnacle Operating Corp.
119,833	8.250%, 11/15/2021	111,445
	Ply Gem Industries, Inc.
163,400	4.147%, 02/01/2021	164,047
	Power Buyer LLC
545,826	4.397%, 05/06/2020	547,362
	Presidio, Inc.
1,096,546	4.250%, 02/02/2022	1,109,573
	Quikrete Holdings, Inc.
673,312	4.232%, 11/15/2023	680,406
	Rackspace Hosting, Inc.
279,300	4.500%, 11/03/2023	281,724
	Serta Simmons Bedding, LLC
645,273	9.038%, 11/08/2024	651,187
	Signode Industrial Group US, Inc.
81,813	4.000%, 05/01/2021	82,196
	Southcross Energy Partners L.P.
170,638	5.397%, 08/04/2021	151,549
	Sprint Communications, Inc.
920,000	3.500%, 02/02/2024	920,989
	Talbots, Inc. (The)
302,841	5.500%, 03/19/2020	271,800
	Team Health Holdings, Inc.
969,783	3.750%, 02/06/2024	964,328
	Transdigm, Inc.
93,761	4.152%, 05/14/2022	93,577
674,074	3.982%, 06/09/2023	672,281
	Uber Technologies
845,750	5.000%, 07/13/2023	843,318
	USAGM HoldCo LLC
627,063	4.789%, 07/28/2022	631,276
	Veritas US Inc.
3,061,085	6.772%, 01/27/2023	3,042,596
	Virgin Media Bristol LLC
770,000	3.662%, 01/31/2025	772,949
	Walter Investment Management Corp.
368,380	0.000%, 12/18/2020(h)	318,781
	Xerox Business Services LLC
1,481,288	6.334%, 12/07/2023	1,500,915
	Zayo Group, LLC
214,749	3.500%, 01/19/2024	216,076
	Ziggo Secured Finance Partnership
449,514	3.412%, 04/15/2025	449,723

TOTAL BANK LOANS (Cost $32,754,942)		33,259,190

CONVERTIBLE BONDS: 0.6%
Communications: 0.1%
	Finisar Corp.
440,000	0.500%, 12/15/2036(c)	430,100
	Liberty Media Corp.
245,000	2.250%, 09/30/2046(c)	265,212

		695,312

Consumer, Cyclical: 0.1%
	Navistar International Corp.
302,000	4.500%, 10/15/2018	298,414
442,000	4.750%, 04/15/2019	425,977

		724,391

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Consumer, Non-cyclical: 0.2%
	Horizon Pharma Investment Ltd.
$465,000	2.500%, 03/15/2022	$425,475
	Impax Laboratories, Inc.
980,000	2.000%, 06/15/2022	795,638
	Intercept Pharmaceuticals, Inc.
535,000	3.250%, 07/01/2023	501,228
	Ionis Pharmaceuticals, Inc.
760,000	1.000%, 11/15/2021	733,875
	Macquarie Infrastructure Corp.
695,000	2.000%, 10/01/2023	684,575

		3,140,791

Diversified: 0.0%
	RWT Holdings, Inc.
130,000	5.625%, 11/15/2019	134,063

Energy: 0.1%
	Chesapeake Energy Corp.
440,000	5.500%, 09/15/2026(c)	457,875
	Foresight Energy LLC/Foresight Energy Finance Corp.
1,086,000	15.000%, 10/03/2017(i)	1,170,165
	Nabors Industries, Inc.
480,000	0.750%, 01/15/2024(c)	450,900

		2,078,940

Financial: 0.0%
	Hercules Capital, Inc.
315,000	4.375%, 02/01/2022(c)	323,269
	Walter Investment Management Corp.
340,000	4.500%, 11/01/2019	115,600

		438,869

Industrial: 0.1%
	Aerojet Rocketdyne Holdings, Inc.
310,000	2.250%, 12/15/2023(c)	335,769
	Hornbeck Offshore Services, Inc.
2,500,000	1.500%, 09/01/2019	1,650,000

		1,985,769

Technology: 0.0%
	Evolent Health, Inc.
180,000	2.000%, 12/01/2021(c)	213,187
	Rovi Corp.
190,000	0.500%, 03/01/2020	187,744

		400,931

TOTAL CONVERTIBLE BONDS (Cost $9,383,629)		9,599,066

CORPORATE BONDS: 17.0%
Basic Materials: 0.1%
	Glencore Finance Canada Ltd.
200,000	4.250%, 10/25/2022(c)	208,163
	Glencore Funding LLC
100,000	2.875%, 04/16/2020(c)	100,521
	Vale Overseas Ltd.
630,000	6.250%, 08/10/2026	685,912

		994,596

Principal Amount^		Value
Communications: 1.5%
	Avaya, Inc.
$13,368,000	7.000%, 04/01/2019(c)(j)	$10,627,560
	CCO Holdings LLC/CCO Holdings Capital Corp.
767,000	5.125%, 05/01/2027(c)	772,753
	Cisco Systems, Inc.
1,940,000	1.492%, 09/20/2019(g)	1,950,220
	Clear Channel Worldwide Holdings, Inc.
3,630,000	Series B 7.625%, 03/15/2020	3,670,837
	Cox Communications, Inc.
400,000	4.700%, 12/15/2042(c)	357,443
765,000	4.500%, 06/30/2043(c)	664,505
	DISH DBS Corp.
1,425,000	5.875%, 11/15/2024	1,501,950
840,000	7.750%, 07/01/2026	978,600
	Grupo Televisa SAB
9,270,000(MXN)	7.250%, 05/14/2043	375,318
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 12/31/2049(c)(d)	547,300
	Oi S.A.
2,765,000(BRL)	9.750%, 09/15/2016(c)(j)	221,330
	Time Warner Cable, Inc.
780,000	4.500%, 09/15/2042	709,469
	Verizon Communications, Inc.
1,555,000	2.871%, 09/14/2018(g)	1,588,258
	Viacom, Inc.
250,000	6.250%, 02/28/2057(e)	252,488
	Videotron Ltd.
2,025,000	5.125%, 04/15/2027	2,025,000
	West Corp.
382,000	5.375%, 07/15/2022(c)	376,748

		26,619,779

Consumer, Cyclical: 2.6%
	Air Canada 2015-2 Class B Pass Through Trust
1,925,728	5.000%, 06/15/2025(c)	1,971,464
	American Airlines 2017-1B Class B Pass Through Trust
1,005,000	Series B 4.950%, 08/15/2026	1,024,155
	BMW US Capital LLC
1,645,000	1.541%, 09/13/2019(c)(g)	1,649,139
2,140,000	2.700%, 04/06/2022(c)	2,141,562
	Ford Motor Credit Co. LLC
1,855,000	2.009%, 01/09/2020(g)	1,875,578
	Isle of Capri Casinos, Inc.
11,645,000	5.875%, 03/15/2021	12,017,931
	Latam Airlines 2015-1 Pass Through Trust
2,294,740	4.500%, 08/15/2025	2,248,845
	Navistar International Corp.
2,300,000	8.250%, 11/01/2021	2,311,477
	Neiman Marcus Group Ltd. LLC
7,654,000	8.000%, 10/15/2021(c)	4,646,897
	Nissan Motor Acceptance Corp.
1,910,000	1.602%, 01/13/2020(c)(g)	1,915,031
	Rite Aid Corp.
7,310,000	9.250%, 03/15/2020	7,524,731
	Sears Canada Delayed Draw TL
1,962,917	1.000%, 03/20/2022(a)(e)	0

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Sears Canada Term Loan
$ 1,402,083	1.000%, 03/20/2022(a)(e)	$1,366,821
	Toyota Motor Credit Corp.
1,855,000	1.269%, 01/09/2019(g)	1,858,591
835,000	1.464%, 10/18/2019(g)	838,913
	WCI Communities, Inc./Lennar Corp.
2,044,000	6.875%, 08/15/2021	2,160,508

		45,551,643

Consumer, Non-cyclical: 1.3%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
295,000	6.625%, 06/15/2024(c)	302,375
	BRF GmbH
1,310,000	4.350%, 09/29/2026(c)	1,201,925
	BRF S.A.
1,200,000 (BRL)	7.750%, 05/22/2018(c)	367,149
	CHS/Community Health Systems, Inc.
570,000	6.250%, 03/31/2023	582,112
	JBS USA LLC/JBS USA Finance, Inc.
805,000	5.750%, 06/15/2025(c)	817,075
	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
670,000	7.875%, 10/01/2022(c)	695,125
	NES Rentals Holdings, Inc.
10,318,000	7.875%, 05/01/2018(c)	10,408,902
	PepsiCo, Inc.
840,000	1.420%, 10/04/2019(g)	842,512
	Valeant Pharmaceuticals International, Inc.
3,352,000	6.750%, 08/15/2018(c)	3,362,475
695,000(EUR)	4.500%, 05/15/2023(c)	549,340
4,485,000	5.875%, 05/15/2023(c)	3,503,906

		22,632,896

Energy: 6.9%
	Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp.
1,770,000	7.875%, 12/15/2024(c)	1,854,075
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,620,000	10.000%, 04/01/2022(c)	1,682,775
	Baytex Energy Corp.
148,000	5.125%, 06/01/2021(c)	134,310
3,759,000	5.625%, 06/01/2024(c)	3,326,715
	Bellatrix Exploration Ltd.
2,610,000	8.500%, 05/15/2020(c)	2,486,025
	Bonanza Creek Energy, Inc.
625,000	6.750%, 04/15/2021(j)	506,250
1,830,000	5.750%, 02/01/2023(j)	1,473,150
	BP Capital Markets Plc
335,000	1.459%, 02/13/2018(g)	335,838
	California Resources Corp.
23,000	5.000%, 01/15/2020	19,061
128,000	5.500%, 09/15/2021	93,920
1,332,000	8.000%, 12/15/2022(c)	1,087,245
496,000	6.000%, 11/15/2024	349,680

Principal Amount^		Value
Energy (continued)
	Callon Petroleum Co.
$ 1,840,000	6.125%, 10/01/2024(c)	$1,922,800
	Canadian Natural Resources Ltd.
65,000	3.900%, 02/01/2025	65,635
	Chesapeake Energy Corp.
3,000	6.625%, 08/15/2020	3,011
12,000	6.125%, 02/15/2021	11,700
6,000	5.375%, 06/15/2021	5,610
145,000	4.875%, 04/15/2022	131,225
1,455,000	8.000%, 01/15/2025(c)	1,460,456
	Clayton Williams Energy, Inc.
11,094,000	7.750%, 04/01/2019	11,146,696
	Concho Resources, Inc.
520,000	5.500%, 10/01/2022	540,150
1,045,000	5.500%, 04/01/2023	1,086,800
	CONSOL Energy, Inc.
200,000	8.250%, 04/01/2020	202,000
3,100,000	5.875%, 04/15/2022	3,080,625
1,300,000	8.000%, 04/01/2023	1,373,125
	Continental Resources, Inc.
4,505,000	5.000%, 09/15/2022	4,566,944
200,000	4.500%, 04/15/2023	195,624
1,765,000	3.800%, 06/01/2024	1,650,275
	Eclipse Resources Corp.
2,095,000	8.875%, 07/15/2023	2,147,375
	Enable Midstream Partners L.P.
1,400,000	5.000%, 05/15/2044	1,283,143
	Energy Transfer Partners L.P.
95,000	5.150%, 03/15/2045	90,244
2,065,000	6.125%, 12/15/2045	2,216,984
	EnLink Midstream Partners L.P.
500,000	5.600%, 04/01/2044	503,956
855,000	5.050%, 04/01/2045	808,059
	Foresight Energy LLC/Foresight Energy Finance Corp.
2,564,913	10.000%, 08/15/2021(c)(f)	2,962,475
	Halcon Resources Corp.
1,220,000	6.750%, 02/15/2025(c)	1,204,140
	Hilcorp Energy I L.P./Hilcorp Finance Co.
1,875,000	5.000%, 12/01/2024(c)	1,767,188
	HollyFrontier Corp.
3,735,000	5.875%, 04/01/2026	3,972,311
	Kinder Morgan Energy Partners L.P.
450,000	5.625%, 09/01/2041	451,895
1,220,000	5.000%, 08/15/2042	1,155,360
570,000	4.700%, 11/01/2042	518,740
120,000	5.000%, 03/01/2043	114,307
	Marathon Oil Corp.
2,875,000	5.200%, 06/01/2045	2,844,341
	Matador Resources Co.
1,560,000	6.875%, 04/15/2023	1,638,000
	McDermott International, Inc.
8,500,000	8.000%, 05/01/2021(c)	8,712,500
	MEG Energy Corp.
900,000	6.375%, 01/30/2023(c)	808,875
2,740,000	7.000%, 03/31/2024(c)	2,466,000
920,000	6.500%, 01/15/2025(c)	923,450
	MPLX L.P.
555,000	4.875%, 12/01/2024	584,732
990,000	5.200%, 03/01/2047	999,957
	Noble Holding International Ltd.
2,200,000	7.750%, 01/15/2024	2,123,000
1,530,000	8.700%, 04/01/2045	1,415,250

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Oasis Petroleum, Inc.
$ 3,135,000	6.875%, 03/15/2022	$3,229,050
	OGX Austria GmbH
795,000	8.500%, 06/01/2018(a)(c)(j)	16
600,000	8.375%, 04/01/2022(a)(c)(j)	66
	Parsley Energy LLC/Parsley Finance Corp.
900,000	6.250%, 06/01/2024(c)	958,500
	PDC Energy, Inc.
420,000	6.125%, 09/15/2024(c)	432,600
	Petrobras Global Finance B.V.
3,400,000	5.375%, 01/27/2021	3,498,600
265,000	8.750%, 05/23/2026	307,400
450,000	7.375%, 01/17/2027	477,000
255,000	5.625%, 05/20/2043	211,701
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021(c)	207,596
	Rice Energy, Inc.
2,795,000	6.250%, 05/01/2022	2,892,825
	Rose Rock Midstream L.P./Rose Rock Finance Corp.
900,000	5.625%, 11/15/2023	886,500
	RSP Permian, Inc.
4,515,000	6.625%, 10/01/2022	4,774,612
	Sabine Pass Liquefaction LLC
1,860,000	5.625%, 03/01/2025	2,019,662
	Shell International Finance B.V.
1,640,000	1.470%, 09/12/2019(g)	1,646,611
	SM Energy Co.
65,000	6.500%, 11/15/2021	66,950
1,795,000	6.125%, 11/15/2022	1,817,438
385,000	6.500%, 01/01/2023	392,700
680,000	5.000%, 01/15/2024	646,000
55,000	5.625%, 06/01/2025	52,910
245,000	6.750%, 09/15/2026	248,216
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
195,000	6.375%, 08/01/2022	202,069
120,000	5.250%, 05/01/2023	123,300
2,470,000	6.750%, 03/15/2024	2,692,300
	Tennessee Gas Pipeline Co. LLC
325,000	7.000%, 03/15/2027	386,078
	Transcanada Trust
4,170,000	5.300%, 03/15/2077(e)	4,128,300
	Transocean Proteus Ltd.
1,570,000	6.250%, 12/01/2024(c)	1,628,875
	Whiting Petroleum Corp.
215,000	5.000%, 03/15/2019	215,538
	Williams Partners L.P.
1,845,000	6.300%, 04/15/2040	2,074,276
	YPF Sociedad Anoniima
780,000	23.854%, 07/07/2020(c)(g)	873,210

		119,594,901

Financial: 2.5%
	365 Bond
371,000	7.500%, 04/29/2017(a)	371,000
	Ambac Assurance Corp.
8,161,828	5.100%, 06/07/2020(c)	9,977,834
	Banco Hipotecario S.A.
12,745,000 (ARS)	22.333%, 01/12/2020(c)(g)	865,947

Principal Amount^		Value
Financial (continued)
	Banco Supervielle S.A.
15,000,000 (ARS)	24.438%, 08/09/2020(c)(g)	$1,051,097
	Bank of America NA
990,000	1.431%, 06/15/2017(g)	990,186
	Berkshire Hathaway Finance Corp.
1,900,000	1.338%, 01/10/2020(g)	1,912,745
	Citigroup, Inc.
1,260,000	1.754%, 11/24/2017(g)	1,264,280
1,855,000	1.800%, 01/10/2020(g)	1,861,951
	Echo Brickell
383,000	10.000%, 10/01/2017(a)	383,000
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(c)	2,274,128
	Goldman Sachs Group, Inc. (The)
1,600,000	1.725%, 06/04/2017(g)	1,601,466
	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
915,000	6.250%, 02/01/2022(c)	931,013
1,170,000	6.750%, 02/01/2024(c)	1,209,487
	JPMorgan Chase & Co.
985,000	1.588%, 04/25/2018(g)	989,227
	JPMorgan Chase Bank NA
1,665,000	1.746%, 09/23/2019(g)	1,674,675
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
890,000	5.875%, 08/01/2021(c)	902,238
	Metropolitan Life Global Funding I
1,645,000	1.461%, 09/14/2018(c)(g)	1,649,841
	Muse Residences
820,796	11.750%, 08/04/2018(a)	820,796
	New York Life Global Funding
1,000,000	1.433%, 10/24/2019(c)(g)	1,005,311
	Rialto Holdings LLC/Rialto Corp.
1,169,000	7.000%, 12/01/2018(c)	1,196,764
	Santander Holdings USA, Inc.
1,413,000	4.500%, 07/17/2025	1,441,544
	SLS Hotel
138,726	9.500%, 11/20/2017(a)	138,726
	Sumitomo Mitsui Banking Corp.
1,900,000	1.558%, 01/11/2019(g)	1,901,807
	Toronto-Dominion Bank (The)
960,000	1.458%, 01/18/2019(g)	962,127
	Uniti Group, Inc./CSL Capital LLC
1,125,000	7.125%, 12/15/2024(c)	1,144,688
	US Bank NA
1,950,000	1.363%, 01/24/2020(g)	1,952,124
	USAA Capital Corp.
1,950,000	1.265%, 02/01/2019(c)(g)	1,950,255
	Walter Investment Management Corp.
1,300,000	7.875%, 12/15/2021	770,250
	Wells Fargo & Co.
360,000	1.364%, 06/02/2017(g)	360,094

		43,554,601

Industrial: 0.6%
	Bombardier, Inc.
366,000	7.750%, 03/15/2020(c)	392,535
100,000	5.750%, 03/15/2022(c)	98,375
100,000	6.000%, 10/15/2022(c)	98,950

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
$700,000	6.125%, 01/15/2023(c)	$687,750
1,600,000	7.500%, 03/15/2025(c)	1,644,000
	Caterpillar Financial Services Corp.
1,595,000	1.753%, 02/23/2018(g)	1,602,956
1,900,000	1.528%, 01/10/2020(g)	1,906,963
	Cemex SAB de C.V.
960,000	6.125%, 05/05/2025(c)	1,026,912
	Embraer Netherlands Finance B.V.
310,000	5.050%, 06/15/2025	320,230
575,000	5.400%, 02/01/2027	593,820
	Embraer Overseas Ltd.
325,000	5.696%, 09/16/2023(c)	348,563
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	119,970
287,000	5.000%, 03/01/2021	175,070
	Meccanica Holdings USA, Inc.
1,031,000	6.250%, 01/15/2040(c)	1,095,437
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(c)(j)	486,531

		10,598,062

Technology: 0.8%
	Apple, Inc.
980,000	1.238%, 02/07/2020(g)	982,116
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4,020,000	6.020%, 06/15/2026(c)	4,390,178
	Donnelley Financial Solutions, Inc.
735,000	8.250%, 10/15/2024(c)	760,725
	International Business Machines Corp.
1,940,000	1.267%, 01/27/2020(g)	1,949,816
	NeuStar, Inc.
5,367,000	4.500%, 01/15/2023	5,534,719
	Nuance Communications, Inc.
205,000	1.000%, 12/15/2035	196,159
	Quintiles IMS, Inc.
970,000(EUR)	3.250%, 03/15/2025(c)	1,032,420

		14,846,133

Utilities: 0.7%
	AmeriGas Partners L.P./AmeriGas Finance Corp.
805,000	5.500%, 05/20/2025	802,988
	Enel SpA
2,400,000	8.750%, 09/24/2073(c)(e)	2,766,000
	GenOn Energy, Inc.
5,079,000	7.875%, 06/15/2017	3,542,602
	NGL Energy Partners L.P./NGL Energy Finance Corp.
920,000	5.125%, 07/15/2019	926,900
75,000	6.875%, 10/15/2021	76,688
3,265,000	7.500%, 11/01/2023(c)	3,387,437

		11,502,615

TOTAL CORPORATE BONDS (Cost $287,647,063)		295,895,226

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 1.7%
	Argentine Republic Government International Bond
$1,370,000	Series 144A 5.625%, 01/26/2022(c)	$1,404,592
	Brazil Letras do Tesouro Nacional
12,200,000 (BRL)	Series LTN 0.000%, 07/01/2017(k)	3,760,777
	Mexican Bonos
32,500,000 (MXN)	Series M 5.750%, 03/05/2026	1,581,061
	Poland Government Bond
12,300,000 (PLN)	Series 0417 4.750%, 04/25/2017	3,109,646
	Provincia de Buenos Aires
810,000	5.750%, 06/15/2019(c)	837,905
755,000	6.500%, 02/15/2023(c)	756,982
625,000	7.875%, 06/15/2027(c)	634,500
	Republic of Poland Government Bond
53,670,000 (PLN)	2.500%, 07/25/2027	12,451,380
	United States Treasury Note
6,000,000	1.625%, 11/15/2022	5,862,888

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $29,665,739)		30,399,731

LIMITED PARTNERSHIPS: 0.1%
1,300,000	U.S. Farming Realty Trust II L.P.(a)	1,400,658

TOTAL LIMITED PARTNERSHIPS (Cost $1,266,324)		1,400,658

MORTGAGE-BACKED SECURITIES: 19.7%
	Adjustable Rate Mortgage Trust
91,925	Series 2004-4-3A1 3.336%, 03/25/2035(e)	89,213
459,109	Series 2005-1-3A1 3.144%, 05/25/2035(e)	452,570
3,000,000	Series 2005-2-6M2 1.962%, 06/25/2035(g)	2,772,091
542,301	Series 2006-1-2A1 3.658%, 03/25/2036(e)	434,066
	Ajax Mortgage Loan Trust
4,977,974	Series 2015-B-A 3.875%, 07/25/2060(c)(f)	4,976,913
	Alliance Bancorp Trust
1,124,213	Series 2007-OA1-A1 1.222%, 07/25/2037(g)	826,476
	American Home Mortgage Investment Trust
284,648	Series 2005-2-1A1 1.282%, 09/25/2045(g)	237,020
515,354	Series 2006-1-11A1 1.262%, 03/25/2046(g)	428,354
	Banc of America Alternative Loan Trust
118,313	Series 2003-8-1CB1 5.500%, 10/25/2033	121,000
795,299	Series 2004-6-2A1 6.000%, 07/25/2034	831,625
177,496	Series 2005-6-CB7 5.250%, 07/25/2035	162,761

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 874,709	Series 2006-7-A4 5.998%, 10/25/2036(f)	$524,312
	Banc of America Funding Corp.
176,620	Series 2004-B-4A2 3.241%, 11/20/2034(e)	165,869
56,405	Series 2005-5-1A1 5.500%, 09/25/2035	59,256
118,102	Series 2005-7-3A1 5.750%, 11/25/2035	121,431
260,236	Series 2006-6-1A2 6.250%, 08/25/2036	243,763
1,410,132	Series 2006-7-T2A3 5.695%, 10/25/2036(e)	1,166,711
473,927	Series 2006-A-4A1 3.444%, 02/20/2036(e)	440,807
708,870	Series 2006-B-7A1 3.561%, 03/20/2036(e)	636,610
1,233,782	Series 2010-R9-3A3 5.500%, 12/26/2035(c)	1,047,813
	Banc of America Funding Trust
5,458,896	Series 2007-1-TA4 6.090%, 01/25/2037(f)	4,808,617
128,079	Series 2007-4-5A1 5.500%, 11/25/2034	127,635
5,111,084	Series 2010-R5-1A3 6.000%, 10/26/2037(c)	4,532,133
	Banc of America Mortgage Trust
45,791	Series 2005-A-2A1 3.514%, 02/25/2035(e)	45,649
	BCAP LLC Trust
249,969	Series 2007-AA2-22A1 6.000%, 03/25/2022	247,568
361,780	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(e)	325,393
3,958,538	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	3,240,888
	Bear Stearns Adjustable Rate Mortgage Trust
446,546	Series 2004-6-2A1 3.333%, 09/25/2034(e)	413,676
	Bear Stearns Asset-Backed Securities I Trust
698,655	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	542,278
	BLCP Hotel Trust
300,000	Series 2014-CLRN-D 3.412%, 08/15/2029(c)(g)	301,133
300,000	Series 2014-CLRN-E 4.582%, 08/15/2029(c)(g)	302,381
	BXHTL Mortgage Trust
1,338,574	8.730%, 05/15/2018(a)	1,302,803
	Chase Mortgage Finance Trust
4,572,741	Series 2007-S2-1A9 6.000%, 03/25/2037	3,915,290
2,331,709	Series 2007-S3-1A15 6.000%, 05/25/2037	1,867,192
	ChaseFlex Trust
1,985,002	Series 2007-3-2A1 1.282%, 07/25/2037(g)	1,571,942
	CIM Trust
6,000,000	Series 2016-1RR-B2 12.316%, 08/26/2055(c)	5,261,514
10,000,000	Series 2016-2RR-B2 9.747%, 02/25/2056(c)	8,772,960

Principal Amount^		Value
$ 10,000,000	Series 2016-3RR-B2 10.339%, 02/25/2056(c)	$9,054,920
7,860,000	Series 2017-3-B2 1.000%, 01/27/2057(e)(c)	8,646,000
	Citicorp Mortgage Securities Trust
4,909,249	Series 2006-7-1A1 6.000%, 12/25/2036	4,464,334
	Citigroup Mortgage Loan Trust, Inc.
123,043	Series 2005-2-1A4 2.997%, 05/25/2035(e)	115,562
326,299	Series 2005-5-2A2 5.750%, 08/25/2035	248,013
5,338,621	Series 2005-5-3A2A 3.231%, 10/25/2035(e)	4,001,376
1,070,981	Series 2009-6-8A2 6.000%, 08/25/2022(c)(e)	1,124,193
5,199,239	Series 2011-12-1A2 3.267%, 04/25/2036(c)(e)	4,273,600
519,850	Series 2014-11-2A1 0.918%, 08/25/2036(c)(g)	482,140
	Citimortgage Alternative Loan Trust
237,468	Series 2006-A4-1A1 6.000%, 09/25/2036	220,050
454,349	Series 2006-A5-1A13 1.432%, 10/25/2036(g)	319,509
447,123	Series 2006-A5-1A2 5.568%, 10/25/2036(g)(l)	82,814
787,703	Series 2007-A4-1A13 5.750%, 04/25/2037	679,464
403,329	Series 2007-A4-1A6 5.750%, 04/25/2037	347,907
3,844,378	Series 2007-A6-1A5 6.000%, 06/25/2037	3,345,303
	COMM Mortgage Trust
100,000	Series 2013-LC13-D 5.044%, 08/10/2046(c)(e)	95,955
315,000	Series 2014-FL4-AR4 4.641%, 05/13/2031(a)(c)(g)	308,873
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(c)	1,028,829
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	942,471
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(a)(c)	876,499
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(a)(c)(e)	0
510,000	Series 2016-SAVA-C 3.912%, 10/15/2034(c)(g)	512,939
	Countrywide Alternative Loan Trust
88,082	Series 2003-20CB-2A1 5.750%, 10/25/2033	91,085
221,463	Series 2003-22CB-1A1 5.750%, 12/25/2033	227,450
80,000	Series 2003-9T1-A7 5.500%, 07/25/2033	79,472
851,851	Series 2004-13CB-A4 0.000%, 07/25/2034(k)(m)	686,152
84,502	Series 2004-14T2-A11 5.500%, 08/25/2034	88,489
195,908	Series 2004-16CB-1A1 5.500%, 07/25/2034	200,393
224,910	Series 2004-16CB-3A1 5.500%, 08/25/2034	232,041
75,010	Series 2004-28CB-5A1 5.750%, 01/25/2035	75,372

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 355,214	Series 2004-J10-2CB1 6.000%, 09/25/2034	$367,183
85,765	Series 2004-J3-1A1 5.500%, 04/25/2034	87,338
68,503	Series 2005-14-2A1 1.192%, 05/25/2035(g)	57,535
187,999	Series 2005-J1-2A1 5.500%, 02/25/2025	191,628
3,757,085	Series 2006-13T1-A13 6.000%, 05/25/2036	2,936,936
617,259	Series 2006-31CB-A7 6.000%, 11/25/2036	494,242
5,875,824	Series 2006-36T2-2A1 6.250%, 12/25/2036	4,143,048
462,763	Series 2006-J1-2A1 7.000%, 02/25/2036	175,474
310,801	Series 2007-16CB-2A1 1.432%, 08/25/2037(g)	165,142
90,000	Series 2007-16CB-2A2 46.403%, 08/25/2037(g)	182,685
609,423	Series 2007-19-1A34 6.000%, 08/25/2037	503,924
1,792,551	Series 2007-20-A12 6.250%, 08/25/2047	1,492,235
543,135	Series 2007-22-2A16 6.500%, 09/25/2037	387,290
5,414,280	Series 2007-HY2-1A 3.256%, 03/25/2047(e)	4,748,044
3,636,360	Series 2007-HY7C-A4 1.212%, 08/25/2037(g)	3,041,749
891,838	Series 2008-2R-2A1 6.000%, 08/25/2037	636,174
5,368,251	Series 2008-2R-4A1 6.250%, 08/25/2037	4,525,776
	Countrywide Home Loan Mortgage Pass-Through Trust
135,827	Series 2004-12-8A1 3.224%, 08/25/2034(e)	118,233
16,562	Series 2004-HYB4-2A1 3.153%, 09/20/2034(e)	15,756
98,275	Series 2004-HYB8-4A1 2.990%, 01/20/2035(e)	94,304
100,112	Series 2005-11-4A1 1.252%, 04/25/2035(g)	83,483
136,665	Series 2005-21-A17 5.500%, 10/25/2035	122,349
982,289	Series 2005-23-A1 5.500%, 11/25/2035	909,842
631,699	Series 2005-HYB8-4A1 3.115%, 12/20/2035(e)	577,521
4,713,057	Series 2006-9-A1 6.000%, 05/25/2036	4,014,000
266,051	Series 2007-10-A5 6.000%, 07/25/2037	229,204
1,258,659	Series 2007-13-A5 6.000%, 08/25/2037	1,089,896
	Credit Suisse First Boston Mortgage Securities Corp.
75,983	Series 2003-27-4A4 5.750%, 11/25/2033	79,899
88,746	Series 2003-AR26-7A1 3.186%, 11/25/2033(e)	86,204
59,365	Series 2003-AR28-4A1 3.294%, 12/25/2033(e)	58,812

Principal Amount^		Value
$ 227,497	Series 2004-AR4-3A1 3.233%, 05/25/2034(e)	$213,530
3,097,673	Series 2005-10-10A3 6.000%, 11/25/2035	1,711,103
129,126	Series 2005-10-5A4 5.500%, 11/25/2035	123,750
1,759,259	Series 2005-11-7A1 6.000%, 12/25/2035	1,434,876
	Credit Suisse Mortgage-Backed Trust
1,185,936	Series 2006-6-1A10 6.000%, 07/25/2036	884,769
984,692	Series 2007-1-4A1 6.500%, 02/25/2022	564,451
116,029	Series 2007-2-2A5 5.000%, 03/25/2037	114,091
767,851	Series 2010-7R-4A17 6.000%, 04/26/2037(c)(e)	776,473
2,635,575	Series 2011-17R-1A2 5.750%, 02/27/2037(c)	2,851,564
1,200,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	1,038,324
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
96,884	Series 2005-5-1A4 5.500%, 11/25/2035(e)	97,833
	Deutsche Mortgage and Asset Receiving Corp.
3,883,446	Series 2014-RS1-1A2 7.578%, 07/27/2037(c)(e)	2,899,682
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
319,861	Series 2004-4-7AR1 1.332%, 06/25/2034(g)	293,893
263,246	Series 2006-PR1-3A1 11.046%, 04/15/2036(c)(g)	285,335
	DSLA Mortgage Loan Trust
201,210	Series 2005-AR5-2A1A 1.308%, 09/19/2045(g)	151,549
	Dukinfield Plc
575,718(GBP)	Series 2-A 1.595%, 12/20/2052(g)	729,998
	Eurosail-UK Plc
214,271(GBP)	Series 2007-2X-A3C 0.494%, 03/13/2045(g)	262,041
	Federal Home Loan Mortgage Corp.
580,000	Series 2013-DN2-M2 5.232%, 11/25/2023(g)	629,463
202,508	Series 2014-DN2-M2 2.632%, 04/25/2024(g)	204,632
620,000	Series 2015-DNA1-M2 2.832%, 10/25/2027(g)	634,085
1,176,088	Series 3118-SD 5.788%, 02/15/2036(g)(l)	207,661
417,965	Series 3301-MS 5.188%, 04/15/2037(g)(l)	57,234
602,013	Series 3303-SE 5.168%, 04/15/2037(g)(l)	89,139
391,309	Series 3303-SG 5.188%, 04/15/2037(g)(l)	69,388
218,012	Series 3382-SB 5.088%, 11/15/2037(g)(l)	24,323
539,228	Series 3382-SW 5.388%, 11/15/2037(g)(l)	84,923

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 327,384	Series 3384-S 5.478%, 11/15/2037(g)(l)	$44,528
338,100	Series 3384-SG 5.398%, 08/15/2036(g)(l)	46,549
3,366,735	Series 3404-SA 5.088%, 01/15/2038(g)(l)	514,205
325,213	Series 3417-SX 5.268%, 02/15/2038(g)(l)	47,471
194,674	Series 3423-GS 4.738%, 03/15/2038(g)(l)	22,202
1,902,376	Series 3423-TG 0.350%, 03/15/2038(g)(l)	21,856
4,799,315	Series 3435-S 5.068%, 04/15/2038(g)(l)	688,944
180,653	Series 3445-ES 5.088%, 05/15/2038(g)(l)	19,290
668,735	Series 3523-SM 5.088%, 04/15/2039(g)(l)	102,400
408,461	Series 3560-KS 5.488%, 11/15/2036(g)(l)	59,261
404,431	Series 3598-SA 5.438%, 11/15/2039(g)(l)	58,548
276,412	Series 3641-TB 4.500%, 03/15/2040	297,568
1,284,668	Series 3728-SV 3.538%, 09/15/2040(g)(l)	119,300
436,207	Series 3758-S 5.118%, 11/15/2040(g)(l)	75,054
2,414,004	Series 3770-SP 5.588%, 11/15/2040(g)(l)	289,659
514,325	Series 3815-ST 4.938%, 02/15/2041(g)(l)	71,595
1,048,180	Series 3859-SI 5.688%, 05/15/2041(g)(l)	186,274
375,148	Series 3872-SL 5.038%, 06/15/2041(g)(l)	49,408
288,303	Series 3900-SB 5.058%, 07/15/2041(g)(l)	36,679
43,341	Series 3946-SM 11.963%, 10/15/2041(g)	53,244
1,572,587	Series 3957-DZ 3.500%, 11/15/2041	1,592,757
1,634,643	Series 3972-AZ 3.500%, 12/15/2041	1,647,063
5,943,088	Series 3984-DS 5.038%, 01/15/2042(g)(l)	942,023
4,509,615	Series 4223-AT 3.000%, 07/15/2043(g)	4,107,671
3,213,013	Series 4229-MS 6.104%, 07/15/2043(g)	3,206,903
5,146,111	Series 4239-OU 0.000%, 07/15/2043(k)(m)	3,636,443
5,278,375	Series 4291-MS 4.988%, 01/15/2054(g)(l)	888,527
5,509,017	Series 4302-GS 5.238%, 02/15/2044(g)(l)	893,565
5,790,983	Series 4314-MS 5.188%, 07/15/2043(g)(l)	899,652
8,149,323	Series 4657-VZ 3.000%, 02/15/2047	7,285,532

Principal Amount^		Value
	Federal National Mortgage Association
$ 618,596	Series 2003-84-PZ 5.000%, 09/25/2033	$675,406
39,732	Series 2005-104-SI 5.718%, 12/25/2033(g)(l)	452
1,949,521	Series 2005-42-SA 5.818%, 05/25/2035(g)(l)	236,046
3,963,098	Series 2006-92-LI 5.598%, 10/25/2036(g)(l)	751,677
979,699	Series 2007-39-AI 5.138%, 05/25/2037(g)(l)	168,775
313,746	Series 2007-57-SX 5.638%, 10/25/2036(g)(l)	56,829
96,755	Series 2007-68-SA 5.668%, 07/25/2037(g)(l)	12,545
124,287	Series 2008-1-CI 5.318%, 02/25/2038(g)(l)	15,687
3,191,465	Series 2008-33-SA 5.018%, 04/25/2038(g)(l)	473,314
197,661	Series 2008-56-SB 5.078%, 07/25/2038(g)(l)	25,217
6,467,311	Series 2009-110-SD 5.268%, 01/25/2040(g)(l)	1,025,833
170,241	Series 2009-111-SE 5.268%, 01/25/2040(g)(l)	24,988
587,226	Series 2009-86-CI 4.818%, 09/25/2036(g)(l)	72,503
216,499	Series 2009-87-SA 5.018%, 11/25/2049(g)(l)	28,787
204,506	Series 2009-90-IB 4.738%, 04/25/2037(g)(l)	25,975
320,615	Series 2010-11-SC 3.818%, 02/25/2040(g)(l)	31,991
156,874	Series 2010-115-SD 5.618%, 11/25/2039(g)(l)	24,745
6,070,277	Series 2010-123-SK 5.068%, 11/25/2040(g)(l)	1,094,185
2,211,647	Series 2010-134-SE 5.668%, 12/25/2025(g)(l)	257,829
416,241	Series 2010-15-SL 3.968%, 03/25/2040(g)(l)	49,010
269,398	Series 2010-9-GS 3.768%, 02/25/2040(g)(l)	25,286
6,420	Series 2011-110-LS 8.531%, 11/25/2041(g)	7,964
539,848	Series 2011-111-VZ 4.000%, 11/25/2041	554,394
1,849,871	Series 2011-141-PZ 4.000%, 01/25/2042	1,953,312
305,120	Series 2011-5-PS 5.418%, 11/25/2040(g)(l)	37,917
1,248,206	Series 2011-63-AS 4.938%, 07/25/2041(g)(l)	208,659
3,545,762	Series 2011-93-ES 5.518%, 09/25/2041(g)(l)	645,115
2,641,500	Series 2012-106-SA 5.178%, 10/25/2042(g)(l)	457,285
11,100,940	Series 2013-109-BO 0.000%, 07/25/2043(m)(k)	7,357,855
2,133,723	Series 2013-15-SC 4.519%, 03/25/2033(g)	2,013,173
5,787,725	Series 2013-51-HS 4.222%, 04/25/2043(g)	5,386,866

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 7,851,987	Series 2013-53-ZC 3.000%, 06/25/2043	$7,326,827
3,711,610	Series 2013-67-NS 4.528%, 07/25/2043(g)	3,280,966
5,594,576	Series 2013-74-HZ 3.000%, 07/25/2043	5,156,013
6,648,690	Series 2014-50-WS 5.218%, 08/25/2044(g)(l)	1,012,752
	First Horizon Alternative Mortgage Securities Trust
1,234,989	Series 2006-FA6-1A4 6.250%, 11/25/2036	995,033
462,241	Series 2007-FA4-1A7 6.000%, 08/25/2037	358,972
	First Horizon Asset Securities, Inc.
333,334	Series 2006-1-1A10 6.000%, 05/25/2036	299,177
3,957,425	Series 2007-5-A1 6.250%, 11/25/2037	3,254,876
	GMAC Mortgage Loan Trust
382,768	Series 2005-AR4-3A1 3.574%, 07/19/2035(e)	371,851
	Government National Mortgage Association
1,057,171	Series 2007-21-S 5.272%, 04/16/2037(g)(l)	179,617
397,384	Series 2008-69-SB 6.652%, 08/20/2038(g)(l)	80,357
464,436	Series 2009-104-SD 5.422%, 11/16/2039(g)(l)	80,295
118,712	Series 2010-98-IA 5.808%, 03/20/2039(e)(l)	13,531
995,827	Series 2011-45-GZ 4.500%, 03/20/2041	1,052,867
317,386	Series 2011-69-OC 0.000%, 05/20/2041(k)(m)	277,476
6,441,815	Series 2011-69-SC 4.402%, 05/20/2041(g)(l)	981,198
978,924	Series 2011-89-SA 4.472%, 06/20/2041(g)(l)	128,876
6,911,675	Series 2012-135-IO 0.615%, 01/16/2053(e)(l)	276,464
5,227,747	Series 2013-102-BS 5.172%, 03/20/2043(g)(l)	832,631
7,476,042	Series 2014-145-CS 4.672%, 05/16/2044(g)(l)	1,212,345
5,268,085	Series 2014-156-PS 5.272%, 10/20/2044(g)(l)	856,544
8,453,515	Series 2014-5-SA 4.572%, 01/20/2044(g)(l)	1,335,055
7,986,281	Series 2014-58-SG 4.672%, 04/16/2044(g)(l)	1,274,315
8,382,646	Series 2014-76-SA 4.622%, 01/20/2040(g)(l)	1,180,103
8,552,742	Series 2014-95-CS 5.322%, 06/16/2044(g)(l)	1,688,282
	GS Mortgage Securities Trust
1,775,000	Series 2007-GG10-AM 5.949%, 08/10/2045(e)	1,785,250
75,000	Series 2014-GC26-D 4.511%, 11/10/2047(c)(e)	62,688
113,000	Series 2015-GC28-D 4.328%, 02/10/2048(c)(e)	88,522

Principal Amount^		Value
	GSR Mortgage Loan Trust
$ 119,247	Series 2004-14-5A1 3.204%, 12/25/2034(e)	$118,650
105,779	Series 2005-4F-6A1 6.500%, 02/25/2035	106,255
1,285,031	Series 2005-9F-2A1 6.000%, 01/25/2036	1,108,659
317,515	Series 2005-AR4-6A1 3.217%, 07/25/2035(e)	313,557
566,884	Series 2005-AR6-4A5 3.077%, 09/25/2035(e)	568,181
414,316	Series 2006-7F-3A4 6.250%, 08/25/2036	304,479
1,165,341	Series 2006-8F-2A1 6.000%, 09/25/2036	1,065,381
	Harborview Mortgage Loan Trust
267,030	Series 2003-2-1A 1.718%, 10/19/2033(g)	252,100
498,532	Series 2004-11-2A2A 1.618%, 01/19/2035(g)	424,950
141,269	Series 2006-7-2A1A 1.178%, 09/19/2046(g)	115,232
	IndyMac INDA Mortgage Loan Trust
548,219	Series 2006-AR3-1A1 3.462%, 12/25/2036(e)	509,989
	IndyMac INDX Mortgage Loan Trust
339,308	Series 2004-AR12-A1 1.762%, 12/25/2034(g)	281,781
286,003	Series 2004-AR7-A5 2.202%, 09/25/2034(g)	248,137
228,091	Series 2005-16IP-A1 1.622%, 07/25/2045(g)	193,364
499,305	Series 2005-AR11-A3 3.158%, 08/25/2035(e)	416,708
1,119,015	Series 2006-AR2-2A1 1.192%, 02/25/2046(g)	895,469
3,802,954	Series 2006-AR5-2A1 3.090%, 05/25/2036(e)	3,257,467
6,265,736	Series 2006-R1-A3 3.096%, 12/25/2035(e)	5,635,741
2,540,052	Series 2007-AR5-2A1 3.291%, 05/25/2037(e)	2,083,092
	JP Morgan Alternative Loan Trust
802,113	Series 2006-A1-3A1 3.403%, 03/25/2036(e)	666,962
22,985	Series 2006-A1-5A1 3.198%, 03/25/2036(e)	16,786
	JP Morgan Chase Commercial Mortgage Securities Trust
62,000	Series 2006-LDP9-AMS 5.337%, 05/15/2047	61,320
199,173	Series 2007-LDPX-AM 5.464%, 01/15/2049(e)	199,010
660,000	Series 2015-SGP-D 5.412%, 07/15/2036(c)(g)	669,900
	JP Morgan Mortgage Trust
107,879	Series 2003-A2-3A1 2.822%, 11/25/2033(e)	103,457
640,175	Series 2004-S1-2A1 6.000%, 09/25/2034	648,595
134,574	Series 2005-A1-6T1 3.270%, 02/25/2035(e)	132,882
177,552	Series 2005-A2-3A2 3.286%, 04/25/2035(e)	176,646

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 90,489	Series 2005-A3-4A1 3.086%, 06/25/2035(e)	$91,136
4,674,374	Series 2005-ALT1-3A1 3.066%, 10/25/2035(e)	3,996,555
171,846	Series 2006-A1-1A2 3.224%, 02/25/2036(e)	159,672
281,565	Series 2006-A7-2A4 3.319%, 01/25/2037(e)	260,756
166,158	Series 2007-A1-4A2 3.198%, 07/25/2035(e)	164,398
166,537	Series 2007-S1-1A2 5.500%, 03/25/2022	170,928
1,158,416	Series 2007-S3-1A97 6.000%, 08/25/2037	1,032,990
782,352	Series 2008-R2-2A 5.500%, 12/27/2035(c)	683,369
3,337,103	Series 2015-3-A3 3.500%, 05/25/2045(c)(e)	3,373,865
	JPMBB Commercial Mortgage Securities Trust
150,000	Series 2013-C17-E 3.867%, 01/15/2047(c)(e)	104,742
78,000	Series 2015-C27-D 3.845%, 02/15/2048(c)(e)	61,647
	Lehman Mortgage Trust
2,702,641	Series 2006-2-2A3 5.750%, 04/25/2036	2,734,806
	Lehman XS Trust
226,086	Series 2006-2N-1A1 1.242%, 02/25/2046(g)	169,930
	Ludgate Funding Plc
150,411(EUR)	Series 2007-1-A2B 0.000%, 01/01/2061(g)	154,205
616,120(GBP)	Series 2008-W1X-A1 0.970%, 01/01/2061(g)	750,674
	Master Adjustable Rate Mortgages Trust
249,595	Series 2004-7-3A1 2.870%, 07/25/2034(e)	242,734
146,342	Series 2006-2-1A1 3.333%, 04/25/2036(e)	135,827
	Master Alternative Loan Trust
66,734	Series 2003-9-4A1 5.250%, 11/25/2033	69,218
72,644	Series 2004-5-1A1 5.500%, 06/25/2034	74,725
86,501	Series 2004-5-2A1 6.000%, 06/25/2034	89,988
312,166	Series 2004-8-2A1 6.000%, 09/25/2034	333,122
	Merrill Lynch Alternative Note Asset Trust
1,028,535	Series 2007-AF1-1AF2 5.750%, 05/25/2037	899,124
	Merrill Lynch Mortgage Investors Trust
472,066	Series 2006-1-1A 3.272%, 02/25/2036(e)	447,519
32,612	Series 2006-2-2A 2.878%, 05/25/2036(e)	31,658
63,578	Series 2007-1-3A 3.261%, 01/25/2037(e)	59,808

Principal Amount^		Value
	Morgan Stanley Bank of America Merrill Lynch Trust
$ 82,000	Series 2015-C20-D 3.071%, 02/15/2048(c)	$61,934
	Morgan Stanley Capital I Trust
285,000	Series 2011-C2-D 5.503%, 06/15/2044(c)(e)	292,951
	Morgan Stanley Mortgage Loan Trust
4,781,463	Series 2005-9AR-2A 3.268%, 12/25/2035(e)	4,112,539
4,103,964	Series 2006-11-2A2 6.000%, 08/25/2036	3,308,864
572,904	Series 2006-7-3A 5.130%, 06/25/2036(e)	473,235
367,984	Series 2007-13-6A1 6.000%, 10/25/2037	309,656
	Morgan Stanley Re-Remic Trust
724,566	Series 2010-R9-3C 6.000%, 11/26/2036(c)(e)	737,659
	Motel 6 Trust
3,564,339	Series 2015-M6MZ-M 8.230%, 02/05/2020(a)(c)	3,613,348
	National City Mortgage Capital Trust
297,788	Series 2008-1-2A1 6.000%, 03/25/2038	310,413
	Newgate Funding
238,047(EUR)	Series 2007-3X-A2B 0.270%, 12/15/2050(g)	250,686
	Prime Mortgage Trust
1,885,620	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	1,771,477
	Residential Accredit Loans, Inc.
295,217	Series 2006-QO4-2A1 1.172%, 04/25/2046(g)	240,256
134,085	Series 2006-QO7-3A2 1.187%, 09/25/2046(g)	101,184
1,646,643	Series 2006-QS10-A9 6.500%, 08/25/2036	1,437,761
1,006,800	Series 2006-QS14-A18 6.250%, 11/25/2036	841,839
796,739	Series 2006-QS17-A5 6.000%, 12/25/2036	676,507
809,495	Series 2006-QS2-1A4 5.500%, 02/25/2036	700,821
985,587	Series 2006-QS7-A3 6.000%, 06/25/2036	830,438
233,686	Series 2007-QO4-A1A 1.172%, 05/25/2047(g)	212,433
973,754	Series 2007-QS1-2A10 6.000%, 01/25/2037	834,462
1,487,620	Series 2007-QS3-A1 6.500%, 02/25/2037	1,237,476
3,391,230	Series 2007-QS6-A6 6.250%, 04/25/2037	3,061,653
814,413	Series 2007-QS8-A8 6.000%, 06/25/2037	696,813
2,463,673	Series 2007-QS9-A33 6.500%, 07/25/2037	2,189,450
	Residential Asset Securitization Trust
245,931	Series 2005-A8CB-A9 5.375%, 07/25/2035	218,119
423,789	Series 2006-A8-1A1 6.000%, 08/25/2036	373,770

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 333,628	Series 2007-A1-A8 6.000%, 03/25/2037	$217,696
1,254,134	Series 2007-A2-1A2 6.000%, 04/25/2037	1,105,484
693,299	Series 2007-A5-2A5 6.000%, 05/25/2037	608,348
18,750,787	Series 2007-A9-A1 1.532%, 09/25/2037(g)	7,932,946
18,750,787	Series 2007-A9-A2 5.468%, 09/25/2037(g)(l)	5,461,193
	Residential Funding Mortgage Securities I, Inc.
75,858	Series 2006-S1-1A3 5.750%, 01/25/2036	74,869
1,149,600	Series 2006-S4-A5 6.000%, 04/25/2036	1,088,011
	RMAC Plc
74,024(EUR)	Series 2005-NS3X-A2C 0.031%, 06/12/2043(g)	76,740
	RMAC Securities No 1 Plc
129,291(EUR)	Series 2006-NS1X-A2C 0.000%, 06/12/2044(g)	133,241
	SCG Trust
200,000	Series 2013-SRP1-A 2.562%, 11/15/2026(c)(g)	199,713
385,000	Series 2013-SRP1-B 3.412%, 11/15/2026(c)(g)	370,435
700,000	Series 2013-SRP1-C 4.162%, 11/15/2026(c)(g)	680,480
100,000	Series 2013-SRP1-D 4.256%, 11/15/2026(c)(g)	93,869
	Sequoia Mortgage Trust
7,000,000	Series 2013-4-A4 2.750%, 04/25/2043(e)	6,427,583
3,159,294	Series 2013-6-A2 3.000%, 05/25/2043(e)	3,108,009
	Stanwich Mortgage Loan Trust
195,563	Series 2011-5-A 5.082%, 09/15/2037(a)(c)(e)	77,761
551,090	Series 2012-2-A 0.000%, 03/15/2047(a)(c)(e)	247,896
13,287	Series 2012-5-A 0.000%, 03/15/2051(a)(c)(e)	4,893
	Structured Adjustable Rate Mortgage Loan Trust
186,568	Series 2004-12-7A3 3.310%, 09/25/2034(e)	187,842
147,027	Series 2004-6-1A 3.090%, 06/25/2034(e)	145,599
1,053,003	Series 2005-14-A1 1.292%, 07/25/2035(g)	857,227
634,447	Series 2005-15-1A1 3.298%, 07/25/2035(e)	511,747
885,897	Series 2005-22-3A1 3.763%, 12/25/2035(e)	725,060
2,061,060	Series 2008-1-A2 3.328%, 10/25/2037(e)	1,874,156
	Structured Asset Securities Corp. Trust
95,285	Series 2004-20-8A7 5.750%, 11/25/2034	96,567
75,022	Series 2005-1-7A7 5.500%, 02/25/2035	74,817

Principal Amount^		Value
$ 1,411,260	Series 2005-5-2A2 5.500%, 04/25/2035	$1,341,731
13,108,872	Series 2007-4-1A3 5.267%, 03/28/2045(c)(g)(l)	2,015,270
	Towd Point Mortgage Funding Granite1 Plc
300,000(GBP)	Series 2016-GR1X-B 1.760%, 07/20/2046(g)	378,325
	Washington Mutual Mortgage Pass-Through Certificates Trust
715,867	Series 2005-1-5A1 6.000%, 03/25/2035	727,781
977,879	Series 2006-5-1A5 6.000%, 07/25/2036	843,135
592,631	Series 2006-8-A6 4.565%, 10/25/2036(f)	382,749
4,365,706	Series 2007-5-A3 7.000%, 06/25/2037	2,855,597
400,262	Series 2007-HY5-2A3 2.492%, 05/25/2037(e)	337,320
	Wedgewood Real Estate Trust
60,780	Series 2016-1-A2 5.000%, 07/15/2046(c)(e)	60,811
	Wells Fargo Alternative Loan Trust
384,456	Series 2007-PA2-3A1 1.332%, 06/25/2037(g)	264,441
566,363	Series 2007-PA2-3A2 5.668%, 06/25/2037(g)(l)	123,639
	Wells Fargo Mortgage-Backed Securities Trust
198,661	Series 2003-M-A1 3.000%, 12/25/2033(e)	199,833
70,605	Series 2004-O-A1 2.995%, 08/25/2034(e)	71,880
26,616	Series 2005-11-2A3 5.500%, 11/25/2035	27,206
508,856	Series 2005-12-1A5 5.500%, 11/25/2035	513,586
131,011	Series 2005-16-A18 6.000%, 01/25/2036	130,272
80,021	Series 2005-AR10-2A4 3.073%, 05/01/2035(e)	81,667
262,632	Series 2006-AR19-A1 3.013%, 12/25/2036(e)	242,667
890,012	Series 2006-AR2-2A5 3.089%, 03/25/2036(e)	871,268
793,263	Series 2007-3-1A4 6.000%, 04/25/2037	793,765
	WFRBS Commercial Mortgage Trust
500,000	Series 2012-C6-D 5.582%, 04/15/2045(c)(e)	501,581
	Working Cap Solutions FDG LLC
1,500,000	7.711%, 08/27/2017(a)	1,500,000

TOTAL MORTGAGE-BACKED SECURITIES (Cost $324,172,487)		343,676,204

MUNICIPAL BONDS: 0.8%
Puerto Rico: 0.8%
	Commonwealth of Puerto Rico
16,800,000	8.000%, 07/01/2035(j)	10,458,000
	Puerto Rico Commonwealth Gov’t Employees Retirement System
6,745,000	Series A 6.150%, 07/01/2038	2,799,175

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
MUNICIPAL BONDS (CONTINUED)
Puerto Rico (continued)
$2,300,000	Series C 6.150%, 07/01/2028	$954,500

TOTAL MUNICIPAL BONDS (Cost $16,657,410)		14,211,675

Contracts		Value
PURCHASED OPTIONS: 0.1%
COMMON STOCKS: 0.1%
	Centurylink, Inc. Put Option
89	Exercise Price $22.00 Expiration Date: April 2017	445
89	Exercise Price $23.00 Expiration Date: April 2017	1,602
305	Exercise Price $23.00 Expiration Date: May 2017	17,690
	Fred’s, Inc. Call Option
188	Exercise Price $25.00 Expiration Date: April 2017	940
542	Exercise Price $20.00 Expiration Date: April 2017	2,710
	iShares Russell 2000 Growth ETF Call Option
400	Exercise Price $136.00 Expiration Date: September 2017	292,800
	iShares Russell 2000 Growth ETF Put Option
4,142	Exercise Price $131.00 Expiration Date: April 2017	140,828
	Kate Spade & Co. Put Option
23	Exercise Price $20.00 Expiration Date: April 2017	518
	Kroger Co. (the) Call Option
1,300	Exercise Price $29.00 Expiration Date: October 2017	318,500
	Macy’s, Inc. Call Option
499	Exercise Price $35.00 Expiration Date: April 2017	3,493
	Mead Johnson Nutrition Co. Put Option
219	Exercise Price $77.50 Expiration Date: August 2017	7,665
	Mentor Graphics Corp. Put Option
1	Exercise Price $35.00 Expiration Date: April 2017	5
	Noble Energy, Inc. Put Option
123	Exercise Price $35.00 Expiration Date: May 2017	22,140
249	Exercise Price $32.50 Expiration Date: May 2017	17,430
	Pandora Media, Inc. Put Option
854	Exercise Price $11.00 Expiration Date: June 2017	59,780
	Powershares QQQ Trust Series 1 Put Option
72	Exercise Price $129.00 Expiration Date: May 2017	8,064
	Time, Inc. Put Option
273	Exercise Price $15.00 Expiration Date: April 2017	3,412
	Valspar Corp. (The) Call Option
123	Exercise Price $110.00 Expiration Date: April 2017	14,760

Contracts		Value
COMMON STOCKS (CONTINUED)
	Valspar Corp. (The) Put Option
615	Exercise Price $90.00 Expiration Date: April 2017	$6,150

		918,932

Notional Amount		Value
CURRENCY OPTIONS: 0.0%
	USD Call/EUR Put Call Option
8,642,000	Exercise Price $1.05 Expiration Date: July 2017	101,042

Contracts		Value
EXCHANGE TRADED FUNDS: 0.0%
	SPDR S&P Oil & Gas Exploration Call Option
2,000	Exercise Price $38.00 Expiration Date: June 2017	340,000
	SPDR S&P Oil & Gas Exploration Put Option
31	Exercise Price $33.00 Expiration Date: May 2017	806
310	Exercise Price $38.00 Expiration Date: April 2017	35,650

		376,456

TOTAL PURCHASED OPTIONS (Cost $2,040,152)		1,396,430

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 18.0%
TREASURY BILLS: 1.8%
	United States Treasury Bill
200,000	0.644%, 09/14/2017(b)	199,417
1,700,000	0.596%, 07/13/2017(b)	1,697,147
5,100,000	0.601%, 06/01/2017	5,094,893
5,170,000	0.473%, 04/06/2017	5,169,666
8,610,000	0.877%, 11/09/2017	8,564,312
10,000,000	0.613%, 06/29/2017	9,985,092
TOTAL TREASURY BILLS (Cost $30,710,527)		30,710,527

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Principal Amount^		Value
REPURCHASE AGREEMENTS: 16.2%
$282,195,000	FICC, 0.09%, 3/31/17, due 04/03/2017 [collateral: par value $18,190,000, U.S. Treasury Note, 2.625%, due 07/15/2017, value $21,721,493; par value $113,795,000, U.S. Treasury Note, 0.625%, due 06/30/2018, value $113,253,947; par value $154,115,000, U.S. Treasury Note, 1.875%, due 08/31/2022, value $152,916,465] (proceeds $282,195,000)	$282,195,000

TOTAL REPURCHASE AGREEMENTS (Cost $282,195,000)		282,195,000

TOTAL SHORT-TERM INVESTMENTS (Cost $312,905,527)		312,905,527

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,681,896,227): 101.2%		1,760,406,341

Liabilities in Excess of Other Assets: (1.2)%		(20,294,831)

NET ASSETS: 100.0%		$1,740,111,510

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CLO	Collateralized Loan Obligation.
CVR	Contingent Value Rights
ETF	Exchange Traded Fund.
GDR	Global Depository Receipt.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate.
LP	Limited Partnership.
MUTSCALM	Bank of Japan Estimate Unsecured Overnight Call Rate
PRIBOR	Prague Interbank Offered Rate
SONIA	Sterling Over Night Index Average
TIIE	La Tasa de Interbank Equilibrium Interest Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Illiquid securities at March 31, 2017, at which time the aggregate value of these illiquid securities is $22,179,393 or 1.3% of net assets.
(b)	Securities with an aggregate fair value of $147,620,577 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2017.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2017.
(g)	Floating Interest Rate.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to thesettlement date, including coupon rate, which will be adjusted on settlement date.
(i)	Pay-in-kind securities.
(j)	Security is currently in default and/or non-income producing.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Interest Only security. Security with a notional or nominal principal amount.
(m)	Principal Only security.

CURRENCY ABBREVIATIONS:
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$1,681,896,227

Gross unrealized appreciation	108,340,610
Gross unrealized depreciation	(29,830,496)

Net unrealized appreciation	$78,510,114

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: (6.5)%
(10,419)	3M Co.	$(1,993,467)
(7,672)	Adobe Systems, Inc.*	(998,357)
(4,737)	Aetna, Inc.	(604,204)
(26,580)	Alibaba Group Holding Ltd. ADR*	(2,866,121)
(11,981)	Ambac Financial Group, Inc.*	(225,962)
(60,769)	American Axle & Manufacturing Holdings, Inc.*	(1,141,242)
(49,416)	AT&T, Inc.	(2,053,235)
(21,400)	B&G Foods, Inc.	(861,350)
(28,289)	Bayerische Motoren Werke AG	(2,587,595)
(81,839)	British American Tobacco Plc ADR	(5,427,562)
(73,299)	Canadian Imperial Bank of Commerce	(6,319,107)
(150,696)	CenturyLink, Inc.	(3,551,905)
(3,641)	Charter Communications, Inc. Class A*	(1,191,772)
(100)	Chelsea Therapeutics International(a)	0
(10,021)	Chipotle Mexican Grill, Inc.*	(4,464,556)
(36,441)	Cisco Systems, Inc.	(1,231,706)
(36,700)	Computer Sciences Corp.	(2,532,667)
(26,882)	ConAgra Foods, Inc.	(1,084,420)
(49,819)	CSX Corp.	(2,319,074)
(32,840)	Delphi Automotive Plc	(2,643,292)
(3,560)	F5 Networks, Inc.*	(507,549)
(20,642)	Fairfax Financial Holdings Ltd.	(9,376,671)
(38,103)	Gap, Inc. (The)	(925,522)
(7,027)	Gartner, Inc.*	(758,846)
(10,351)	Great Plains Energy, Inc.	(302,456)
(15,010)	Hilton Worldwide Holdings, Inc.	(877,485)
(6,051)	Idorsia Ltd.*	(40,010)
(172,332)	Intel Corp.	(6,216,015)
(7,212)	International Business Machines Corp.	(1,255,898)
(49,116)	InvenSense, Inc.*	(620,335)
(19,115)	Kansas City Southern	(1,639,302)
(17,315)	Kohl’s Corp.	(689,310)
(2,900)	Kroger Co. (The)	(85,521)
(17,644)	Lear Corp.	(2,498,038)
(57,835)	Lennar Corp. Class A	(2,960,574)
(10,948)	MercadoLibre, Inc.	(2,315,174)
(15,904)	Meredith Corp.	(1,027,398)
(17,839)	Nordstrom, Inc.	(830,762)
(39,581)	Oracle Corp.	(1,765,708)
(29,873)	Pacific Continental Corp.	(731,888)
(5,400)	Pennsylvania Real Estate Investment Trust	(81,756)
(2,000)	Pitney Bowes, Inc.	(26,220)
(21,938)	Praxair, Inc.	(2,601,847)
(41,407)	Quality Care Properties, Inc.*	(780,936)
(17,033)	Rockwell Collins, Inc.	(1,654,926)
(35,072)	Seagate Technology Plc	(1,610,857)
(3,542)	ServiceNow, Inc.*	(309,819)
(1,056)	Sherwin-Williams Co. (The)	(327,561)
(7,155)	SpartanNash Co.	(250,353)
(4,143)	Sprouts Farmers Market, Inc.*	(95,786)
(7,312)	Swatch Group AG (The)	(2,622,946)
(51,935)	Symantec Corp.	(1,593,366)
(58,095)	T Rowe Price Group, Inc.	(3,959,174)
(340,300)	Tencent Holdings Ltd.	(9,755,886)

(4,503)	United Natural Foods, Inc.*	(194,665)
(13,028)	UnitedHealth Group, Inc.	(2,136,722)
(1,617)	Veeva Systems, Inc. Class A*	(82,920)
(40,604)	Versum Materials, Inc.*	(1,242,482)
(2,996)	West Corp.	(73,162)
(9,275)	WW Grainger, Inc.	(2,158,849)
(140,500)	Yahoo Japan Corp.	(648,122)
(20,380)	Yum! Brands, Inc.	(1,302,282)

TOTAL COMMON STOCKS (Proceeds $105,802,881)		(113,032,693)

EXCHANGE-TRADED FUNDS: (0.8)%
(1,398)	Consumer Staples Select Sector SPDR Fund	(76,303)
(76,937)	iShares MSCI Brazil Capped ETF	(2,882,060)
(6,120)	iShares Russell 2000 ETF	(841,377)
(50,454)	Materials Select Sector SPDR Fund	(2,644,294)
(37,014)	SPDR S&P Oil & Gas Exploration & Production ETF	(1,385,804)
(52,115)	Technology Select Sector SPDR Fund	(2,778,251)
(46,253)	VanEck Vectors Semiconductor ETF	(3,686,827)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $13,398,067)		(14,294,916)

TOTAL SECURITIES SOLD SHORT (Proceeds $119,200,948)		(127,327,609)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2017 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bund	(47)	$(8,115,532)	06/2017	$(85,912)
Eurodollars 3 Month	790	194,438,750	12/2017	(90,906)
Eurodollars 3 Month	(790)	(193,382,125)	03/2019	47,345
S&P500 E Mini Index	(163)	(19,227,480)	06/2017	121,542

	(210)	$(26,286,387)		$(7,931)

SCHEDULE OF SWAPS at March 31, 2017 (Unaudited)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount(1)		Maturity Date	Payment Received	Payment Made	Unrealized Appreciation/ (Depreciation)*
Bank of America N.A.	ZAR	2,000,000	5/08/2025	3 month JIBAR	7.950%	$529
Bank of America N.A.	MXN	89,649,000	7/03/2026	6.130	Mexico Interbank TIIE 28 Days	(425,156)
Barclays Bank plc	ZAR	72,000,000	5/05/2025	3 month JIBAR	7.950	18,779
Deutsche Bank AG	MXN	28,200,000	7/03/2026	6.135	Mexico Interbank TIIE 28 Days	(133,207)

						$(539,055)

*	There are no upfront payments on the swap contract(s), therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their fair value.
(1)	Notional amounts are denomiated in foreign currency.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount(1)	Maturity Date	Payment Received	Payment Made	Unrealized Appreciation/Depreciation*
$ 5,205,600	7/18/2026	3 Month LIBOR	1.410%	$428,379
CZK 39,675,000	1/31/2027	6 month PRIBOR	1.073	(4,498)
CZK 48,000,000	2/02/2027	6 month PRIBOR	1.079	(6,356)

				$417,525

*	There are no upfront payments on the swap contract(s), therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their fair value.
(1)	Notional amounts are denominated in foreign currency.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2017	Notional Amount(1)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Turkey Government International Bond 11.875%, 01/15/2030 (Buy Protection)	6/20/2022	Bank of America N.A.	(1.000%)	2.366%	$(2,975,000)	$193,395	$197,990	$(4,595)
Enel SpA 4.750%, 06/12/2018 (Buy Protection)	6/20/2022	Barclays Bank Plc	(1.000%)	0.994%	EUR (3,200,000)	(974)	22,876	(23,850)
Intesa Sanpaolo SpA 0.000%, 03/03/2017 (Buy Protection)	6/20/2022	Barclays Bank Plc	(1.000%)	1.440%	(3,200,000)	76,100	89,519	(13,419)
CDX Emerging Markets 100 Series 27 1.000%, 6/20/2022 (Buy Protection)	6/20/2022	Deutsche Bank Securities, Inc.	(1.000%)	2.134%	$(1,950,000)	103,469	108,615	(5,146)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

China Government International Bond 7.500%, 10/28/2027 (Buy Protection)	6/20/2022	Morgan Stanley Capital Services, Inc.	(1.000%)	0.827%	$(1,550,000)	$(13,180)	$(9,435)	$(3,745)
Korea International Bond 7.125%, 04/16/2019 (Buy Protection)	6/20/2022	Morgan Stanley Capital Services, Inc.	(1.000%)	0.511%	(4,530,000)	(109,951)	(107,518)	(2,433)
Markit iTraxx Asia ex-Japan Investment Grade Index Series 27 1.000%, 6/20/2021 (Buy Protection)	6/20/2022	Morgan Stanley Capital Services, Inc.	(1.000%)	0.945%	(3,335,000)	(8,875)	(2,425)	(6,450)

						$239,984	$299,622	$(59,638)

(1)	Notional amounts are denominated in foreign currency.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2017	Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
CDX High Yield 500 Series 28 5.000%, 6/20/2022 (Buy Protection)	6/20/2022	(5.000%)	3.385%	$(18,200,000)	$(1,319,460)	$(1,157,520)	$(161,940)

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the Market CDX High Yield 500 Series 28 Index.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation(1)	Maturity Date	Counterparty	Floating Rate Index(2)	Floating Rate Spread(2)	Notional Amount(3)	Fair Value	Upfront Premiums Received	Unrealized Appreciation / (Depreciation)
Micro Focus International plc GBP	9/12/2017	Goldman Sachs International	1-Month GBP SONIA	(0.400)%	GBP 177,581	$(9,581)	$—	$(9,581)
Micro Focus International plc GBP	9/12/2017	Goldman Sachs International	1-Month GBP SONIA	(0.400)%	(177,581)	—	(8,521)	8,521
Sky Plc GBP	12/31/2099	Goldman Sachs International	1-Month GBP SONIA	(0.450)%	(1,387,877)	(31,486)	—	(31,486)
Dai-ichi Life Holdings, Inc. JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	JPY (188,286,519)	155,325	—	155,325
Hitachi, Ltd. JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	(172,088,943)	126,579	—	126,579
Komatsu Limited JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	(178,242,500)	289,091	—	289,091

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

Mitsubishi Heavy Industries, Ltd. JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%		(179,673,982)	(93,465)	—	(93,465)
Shawbrook Group Plc GBP	2/27/2019	Morgan Stanley & Co.	1-Month GBP SONIA	(0.900)%		GBP (368,803)	(462)	—	(462)
Taisei Corporation JPY	9/3/2018	Morgan Stanley & Co.	MUTSCALM 1D	(0.400)%	$	JPY (192,402,762)	$73,597	$—	$73,597

							$509,598	$(8,521)	$518,119

(1)	The Fund receives payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such referenced obligation.
(2)	During the period, the Fund received periodic payments of $290,877 and made periodic payments of $858,459.
(3)	Notional amounts are denominated in foreign currency.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS at March 31, 2017 (Unaudited)

Contracts		Value
Common Stocks: (0.1)%
	Canadian Imperial Bank of Commerce Call Option
(57)	Exercise Price $85.00 Expiration Date: April 2017	$(12,255)
	Centurylink, Inc. Call Option
(17)	Exercise Price $24.00 Expiration Date: April 2017	(391)
	Cynosure, Inc. Call Option
(95)	Exercise Price $70.00 Expiration Date: April 2017	(475)
	iShares Russell 2000 ETF Call Option
(400)	Exercise Price $143.00 Expiration Date: September 2017	(145,200)
	Kate Spade & Co. Call Option
(23)	Exercise Price $26.00 Expiration Date: April 2017	(414)
	Kroger Co. (The) Call Option
(1,300)	Exercise Price $32.00 Expiration Date: October 2017	(136,500)
	Microsoft Corp. Call Option
(60)	Exercise Price $67.50 Expiration Date: April 2017	(960)
	Noble Energy, Inc. Call Option
(65)	Exercise Price $35.00 Expiration Date: May 2017	(6,988)
(95)	Exercise Price $37.50 Expiration Date: May 2017	(2,850)
(65)	Exercise Price $35.00 Expiration Date: April 2017	(2,665)
	Noble Energy, Inc. Put Option
(795)	Exercise Price $37.50 Expiration Date: May 2017	(290,175)
(69)	Exercise Price $37.50 Expiration Date: April 2017	(23,460)
(9)	Exercise Price $40.00 Expiration Date: May 2017	(5,265)
	Nxp Semiconductors N.V. Call Option
(686)	Exercise Price $100.00 Expiration Date: April 2017	(267,540)
(70)	Exercise Price $97.50 Expiration Date: April 2017	(39,900)
(233)	Exercise Price $105.00 Expiration Date: April 2017	(8,155)
	Nxp Semiconductors N.V. Put Option
(813)	Exercise Price $100.00 Expiration Date: April 2017	(16,260)
(23)	Exercise Price $95.00 Expiration Date: April 2017	(138)
(2)	Exercise Price $100.00 Expiration Date: May 2017	(70)
	Time Warner, Inc. Call Option
(213)	Exercise Price $97.50 Expiration Date: April 2017	(23,430)
(75)	Exercise Price $98.00 Expiration Date: April 2017	(6,375)
(25)	Exercise Price $97.50 Expiration Date: June 2017	(5,825)
(192)	Exercise Price $100.00 Expiration Date: April 2017	(4,224)
(12)	Exercise Price $97.00 Expiration Date: April 2017	(1,788)

Contracts		Value
Common Stocks (continued)
	Time Warner, Inc. Put Option
(149)	Exercise Price $97.50 Expiration Date: April 2017	$(11,175)
(62)	Exercise Price $98.00 Expiration Date: April 2017	(5,921)
(132)	Exercise Price $95.00 Expiration Date: April 2017	(2,838)
(15)	Exercise Price $92.50 Expiration Date: April 2017	(300)
(5)	Exercise Price $97.00 Expiration Date: April 2017	(275)
	Vca, Inc. Call Option
(30)	Exercise Price $90.00 Expiration Date: July 2017	(7,950)

		(1,029,762)

Exchange Traded Funds: (0.0%)
	SPDR S&P Oil & Gas Exploration Call Option
(2,000)	Exercise Price $41.00 Expiration Date: June 2017	(130,000)

Total Written Options (premiums $946,752)		$(1,159,762)

The premium amount and the number of option contracts written during the period ended March 31, 2017, were as follows:

	Alternative Strategies Fund
	Premium Amount	Number of Contracts
Options outstanding at December 31, 2016	$506,271	4,677
Options Written	2,170,573	24,101
Options Closed	(1,236,342)	(14,750)
Options Exercised	(41,181)	(647)
Options Expired	(452,569)	(5,594)

Options outstanding at March 31, 2017	$946,752	7,787

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2017 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At March 31, 2017, the Fund had the following forward foreign currency exchange contracts:

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2017	Fund Delivering	U.S. $ Value at March 31, 2017	Asset Derivatives Unrealized Appreciation	Liability Derivatives Unrealized Depreciation
Bank of America N.A.	4/10/2017	HUF	$5,828,136	USD	$5,705,118	$123,018	$—
	4/10/2017	USD	5,751,603	EUR	5,820,657	—	(69,054)
	4/17/2017	USD	606,939	MXN	630,520	—	(23,581)
	4/28/2017	USD	11,766,206	EUR	11,645,462	120,744	—
	6/16/2017	USD	1,410,416	BRL	1,414,992	—	(4,576)
	9/19/2017	CNY	7,190,376	USD	7,091,394	98,982	—
	9/19/2017	USD	7,282,791	CNY	7,190,376	92,415	—
Commonwealth Bank of Australia Sydney	4/18/2017	USD	5,606,477	NZD	5,654,750	—	(48,273)
Credit Suisse International	4/25/2017	USD	3,919,743	IDR	3,908,594	11,149	—
	4/28/2017	USD	2,236,596	COP	2,272,971	—	(36,375)
Deutsche Bank AG	4/13/2017	USD	1,750,118	GBP	1,802,967	—	(52,849)
	4/18/2017	USD	589,227	EUR	592,980	—	(3,753)
	4/27/2017	USD	1,640,184	EUR	1,625,472	14,712	—
	4/28/2017	USD	3,270,816	PLN	3,178,678	92,138	—
Goldman Sachs & Co.	6/15/2017	EUR	55,383	USD	55,675	—	(292)
	6/15/2017	USD	131,569	CAD	131,930	—	(361)
	6/15/2017	USD	738,395	CAD	739,437	—	(1,042)
	6/15/2017	USD	963,719	CAD	965,204	—	(1,485)
	6/15/2017	USD	337,923	CAD	340,568	—	(2,645)
	6/15/2017	USD	2,492,040	CAD	2,518,833	—	(26,793)
	6/15/2017	USD	5,000,020	CAD	5,048,860	—	(48,840)
	6/15/2017	USD	45,580	CHF	45,895	—	(315)
	6/15/2017	USD	103,541	EUR	102,393	1,148	—
	6/15/2017	USD	103,541	EUR	102,393	1,148	—
	6/15/2017	USD	78,794	EUR	78,137	657	—
	6/15/2017	USD	41,082	EUR	40,678	404	—
	6/15/2017	USD	3,621,918	EUR	3,629,919	—	(8,001)
	6/15/2017	USD	1,170,889	GBP	1,200,431	—	(29,542)
	6/21/2017	USD	2,027,423	JPY	2,078,899	—	(51,476)
Morgan Stanley & Co.	4/10/2017	USD	366,240	GBP	376,114	—	(9,874)
	4/18/2017	SEK	5,350,380	USD	5,336,213	14,167	—
	4/27/2017	NOK	5,630,013	USD	5,691,850	—	(61,837)
	4/27/2017	USD	5,801,844	CAD	5,804,067	—	(2,223)
	4/28/2017	CAD	3,870,685	USD	3,882,786	—	(12,101)
	4/28/2017	MXN	4,386,757	USD	4,378,333	8,424	—
	4/28/2017	NOK	5,666,225	USD	5,718,036	—	(51,811)
	4/28/2017	USD	3,854,697	CAD	3,870,685	—	(15,988)
	4/28/2017	USD	4,406,220	MXN	4,386,757	19,463	—
	5/2/2017	USD	152,849	PLN	156,405	—	(3,556)
	5/2/2017	USD	1,941,820	PLN	1,965,148	—	(23,328)
	5/2/2017	USD	1,427,110	PLN	1,460,617	—	(33,507)
	5/2/2017	USD	8,431,766	PLN	8,526,574	—	(94,808)
	5/24/2017	TRY	3,973,300	USD	4,030,710	—	(57,410)
	5/24/2017	USD	4,038,417	RUB	4,170,825	—	(132,408)
	6/1/2017	MXN	4,265,450	USD	4,057,822	207,628	—
	6/1/2017	USD	3,994,771	BRL	3,910,042	84,729	—
	6/21/2017	JPY	2,078,898	USD	2,089,033	—	(10,135)
	7/6/2017	BRL	459,729	USD	466,541	—	(6,812)
	7/6/2017	USD	3,073,150	BRL	3,297,044	—	(223,894)
	9/19/2017	CNY	517,707	USD	510,276	7,431	—
	9/19/2017	USD	525,126	CNY	517,707	7,419	—

			$149,974,599		$150,217,768	$905,776	$(1,148,945)

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2017, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Financial futures contracts. Each Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that each Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, each Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, each Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2017, the Alternative Strategies Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) and Overnigth Index Rate such as SONIA, MUTSCALM based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure—that is, both market and credit exposure—to the reference asset. The total return payer—often the owner of the reference obligation—gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2017, there were no restricted securities held in the Funds.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2017. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$299,089,222	$—	$—	$299,089,222

Total Equity	299,089,222	—	—	299,089,222

Short-Term Investments
Repurchase Agreements	—	19,949,000	—	19,949,000

Total Investments in Securities	$299,089,222	$19,949,000	$—	$319,038,222

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of March 31, 2017.

International Fund
Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$6,115,328	$—	$—	$6,115,328
Belgium	22,751,794	—	—	22,751,794
Bermuda	13,653,183	—	—	13,653,183
China	18,570,121	—	—	18,570,121
Denmark	19,640,416	—	—	19,640,416
Finland	11,491,737	—	—	11,491,737
France	97,726,273	—	—	97,726,273
Germany	40,712,656	—	—	40,712,656
Greece	5,784,091	—	—	5,784,091
Hong Kong	24,673,367	—	—	24,673,367
Israel	15,283,454	—	—	15,283,454
Italy	9,288,094	—	—	9,288,094
Japan	44,221,979	—	—	44,221,979
Mexico	5,868,821	—	—	5,868,821
Netherlands	68,655,905	—	—	68,655,905
Norway	1,320,199	—	—	1,320,199
Philippines	3,458,917	—	—	3,458,917
Spain	22,591,486	8,354,353	—	30,945,839
Switzerland	38,761,263	—	—	38,761,263
Taiwan	7,431,902	—	—	7,431,902
United Kingdom	127,785,672	—	—	127,785,672
United States	29,801,288	—	—	29,801,288

Total Equity	635,587,946	8,354,353	—	643,942,299

Short-Term Investments
United States	—	11,144,000	—	11,144,000

Total Short-Term Investments	—	11,144,000	—	11,144,000

Total Investments in Securities	$635,587,946	$19,498,353	$—	$655,086,299

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	(286,418)	—	—	(286,418)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

There were no transfers between any levels in the Fund as of March 31, 2017.

Smaller Companies Fund
Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$29,971,307	$—	$—	$29,971,307

Total Equity	29,971,307	—	—	29,971,307

Short-Term Investments
Repurchase Agreements	—	4,134,000	—	4,134,000

Total Investments in Securities	$29,971,307	$4,134,000	$—	$34,105,307

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no transfers between any levels in the Fund as of March 31, 2017.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$585,878,636	$3,641,202	$789,560	**	$590,309,398
Exchange-Traded Funds	1,657,982	—	—		1,657,982
Limited Partnerships	—	—	1,400,658	**	1,400,658
Preferred Stocks	1,066,083	—	1,680,198	**	2,746,281

Total Equity	588,602,701	3,641,202	3,870,416	**	596,114,319

Rights/Warrants	11,334,207	12,940,953	0	**	24,275,160
Short-Term Investments
Treasury Bills	—	30,710,527	—		30,710,527
Repurchase Agreements	—	282,195,000	—		282,195,000

Total Short-Term Investments	—	312,905,527	—		312,905,527

Fixed Income
Asset-Backed Securities	—	98,156,559	517,254	**	98,673,813
Bank Loans	—	33,259,190	—		33,259,190
Convertible Bonds	—	8,428,901	1,170,165	**	9,599,066
Corporate Bonds	—	294,181,704	1,713,522	**	295,895,226
Government Securities & Agency Issue	1,404,592	28,995,139	—		30,399,731
Mortgage-Backed Securities	—	341,968,844	1,707,360	(1)	343,676,204
Municipal Bonds	—	14,211,675	—		14,211,675

Total Fixed Income	1,404,592	819,202,012	5,108,301	**	825,714,905

Purchased Options	1,295,388	101,042	—		1,396,430

Total Investments in Securities in Assets	$602,636,888	$1,148,790,736	$8,978,717	**	$1,760,406,341

Short Sales
Common Stocks	(113,032,693)	—	0	**	(113,032,693)
Exchange-Traded Funds	(14,294,916)	—	—		(14,294,916)

Total Short Sales	(127,327,609)	—	—		(127,327,609)

Total Investments in Securities in Liabilities	$(127,327,609)	$—	$0	**	$(127,327,609)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	(243,169)	—	—		(243,169)
Futures	(7,931)	—	—		(7,931)
Swaps - Total Return	—	518,119	—		518,119
Swaps - Interest Rate	—	(121,530)	—		(121,530)
Swaps - Credit Default	—	(221,578)	—		(221,578)
Written Options	(1,159,762)	—	—		(1,159,762)

(a)	See Fund’s Schedule of Investments for sector classifications.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.
**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)	These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There were no transfers between any levels in the Fund as of March 31, 2017.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba through C by Moody’s Investors Service (“Moody’s”) or BB through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•	Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•	Credit Risk. This is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•	Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Fund may invest in foreign currencies for investment and hedging purposes.

•	Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•	Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Alternative Strategies Fund’s net asset value to greater volatility.

•	P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•	Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Alternative Strategies Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•	Distressed Companies Risk. The Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•	Emerging Markets Risk. The Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•	Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•	Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

•	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

•	Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Fund invests may be renegotiated or terminated.

•	Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•	Multi-Style Management Risk. Because portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•	Smaller Companies Risk. The Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•	Short Sale Risk. This is the risk that the value of a security the Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•	Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Litman Gregory Funds Trust

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date May 26, 2017

By (Signature and Title) /s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date May 26, 2017